OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 15.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
		100.0%
2,098,506	@	ING Alternative Beta Fund - Class I		$22,810,763
360,502	@	ING Emerging Countries Fund - Class I		9,124,305
1,124,606		ING Global Bond Fund - Class I		13,686,458
729,555		ING Global Equity Dividend Fund - Class I		6,843,229
783,875		ING Global Real Estate Fund - Class I		11,405,381
2,621,927		ING Growth and Income Fund - Class I		25,091,839
1,243,498		ING High Yield Bond Fund - Class I		9,152,145
3,739,469		ING Index Plus International Equity Fund - Class I		27,372,915
5,953,770		ING Intermediate Bond Fund - Class I		57,156,187
725,995	@	ING MidCap Opportunities Fund - Class I		11,405,381
777,861	@	ING Small Company Fund - Class I		9,124,305
3,341,124		ING Tactical Asset Allocation Fund - Class I		25,091,839
		Total Affiliated Investment Companies (Cost $230,276,666)		228,264,747

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Energy:
$200,000	±, I, X	Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13		$—
200,000	±, I, X	Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13		—
30,885	±, I, X	PEA Lima, LLC, 12.630%, due 03/20/14		—
		Financials: 0.0%
200,000	±, I, X	Twin Reefs Pass-through Trust, 0.000%, due 12/10/49		—
				—
		Total Corporate Bonds/Notes (Cost $512,856)		—
ASSET-BACKED SECURITIES: 0.1%
		Home Equity Asset-Backed Securities: 0.0%
23,319	I	Merrill Lynch Mortgage Investors Trust, 0.624%, due 07/25/34		18,379
45	I	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35		45
				18,424
		Other Asset-Backed Securities: 0.1%
7,660	I	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.864%, due 07/25/33		6,533
29	I	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33		29
97,000	#, I	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37		85,423
2,506	I	Residential Asset Mortgage Products, Inc., 0.884%, due 06/25/33		2,077
				94,062
		Total Asset-Backed Securities (Cost $130,555)		112,486
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
1	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.274%, due 02/15/51		—
		Total Collateralized Mortgage Obligations (Cost $25)		—
		Total Long-Term Investments (Cost $230,920,102)		228,377,233

Shares				Value
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateral(cc): 0.1%
317,673	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		$254,138
		Total Short-Term Investments (Cost $317,673)		254,138
		Total Investments in Securities (Cost $231,237,775)*	100.2%	$228,631,371
		Other Assets and Liabilities - Net	(0.2)	(374,382)
		Net Assets	100.0%	$228,256,989
	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $239,852,477.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,792,985
		Gross Unrealized Depreciation		(14,014,091)
		Net Unrealized Depreciation		$(11,221,106)

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$228,264,747	$—	$—	$228,264,747
Asset-Backed Securities	—	112,486	—	112,486
Short-Term Investments	—	—	254,138	254,138
Total Investments, at value	$228,264,747	$112,486	$254,138	$228,631,371

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$254,138	$—	$—	$—	$—	$—	$—	$—	$254,138
Total Investments, at value	$254,138	$—	$—	$—	$—	$—	$—	$—	$254,138

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Consumer Discretionary: 11.8%
324,747		CBS Corp. - Class B	$4,488,004
211,629	@	DIRECTV	8,024,972
231,900		Home Depot, Inc.	6,449,139
253,800		International Game Technology	3,705,480
76,065	@	Liberty Media Corp. - Starz	4,544,123
233,079		Macy’s, Inc.	4,531,056
75,700		Tupperware Corp.	2,978,038
107,500	@	Urban Outfitters, Inc.	3,259,400
218,600		Wyndham Worldwide Corp.	5,069,334
			43,049,546
		Consumer Staples: 8.7%
154,500		Alberto-Culver Co.	4,797,225
204,400		Flowers Foods, Inc.	5,281,696
58,700		Hershey Co.	2,727,789
188,275		PepsiCo, Inc.	12,083,490
135,900		Wal-Mart Stores, Inc.	6,814,026
			31,704,226
		Energy: 12.6%
65,403		Apache Corp.	5,876,460
139,300		Arch Coal, Inc.	3,135,643
257,520		ExxonMobil Corp.	15,234,883
114,415		National Oilwell Varco, Inc.	4,300,860
220,222		Nexen, Inc.	4,076,309
80,100		Schlumberger Ltd.	4,271,733
197,500		Suncor Energy, Inc.	5,976,350
64,600	@	Transocean Ltd.	3,288,140
			46,160,378
		Financials: 15.2%
645,800		Bank of America Corp.	8,040,210
441,203		Blackstone Group LP	4,451,738
1,272,500	@	Citigroup, Inc.	4,733,700
73,000		Comerica, Inc.	2,511,930
19,573		Goldman Sachs Group, Inc.	2,680,327
286,498		JP Morgan Chase & Co.	10,417,067
97,358		Reinsurance Group of America, Inc.	4,258,439
366,490		Wells Fargo & Co.	8,630,840
130,300		Willis Group Holdings Ltd.	3,789,124
331,734		XL Group PLC	5,941,356
			55,454,731
		Health Care: 10.6%
182,000		AmerisourceBergen Corp.	4,964,960
105,000	@	Amgen, Inc.	5,359,200
117,989		Covidien PLC	4,169,731
250,900		Merck & Co., Inc.	8,821,644
572,813		Pfizer, Inc.	9,124,911
55,336		Teva Pharmaceutical Industries Ltd. ADR	2,798,895
76,000	@	Zimmer Holdings, Inc.	3,584,920
			38,824,261
		Industrials: 11.6%
48,900		Acuity Brands, Inc.	1,894,386
66,400		Boeing Co.	4,059,032
99,800		Fluor Corp.	4,457,068
558,600		General Electric Co.	8,088,528
87,341		Ingersoll-Rand PLC	2,841,203
302,700	@, L	Quanta Services, Inc.	5,430,438
77,563		Union Pacific Corp.	5,657,445
159,251	@	WABCO Holdings, Inc.	5,615,190
118,200	@	Waste Connections, Inc.	4,462,050
			42,505,340
		Information Technology: 19.4%
139,700	@	Ansys, Inc.	5,417,566
56,948	@	Apple, Inc.	13,859,435
454,728	@	Cisco Systems, Inc.	9,117,296
85,600	@	Cognizant Technology Solutions Corp.	4,930,988
409,900		Jabil Circuit, Inc.	4,201,475
333,000	@	Marvell Technology Group Ltd.	5,308,020
593,300		Microsoft Corp.	13,930,683
246,169		Qualcomm, Inc.	9,430,734
68,500		Visa, Inc.	4,725,130
			70,921,327
		Materials: 3.6%
62,801		Eastman Chemical Co.	3,865,402
207,600	L	Packaging Corp. of America	4,627,404
158,000		Silgan Holdings, Inc.	4,722,620
			13,215,426

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Telecommunication Services: 3.7%
137,800	@	SBA Communications Corp.		$4,933,240
1,326,200	@	Sprint Nextel Corp.		5,410,896
115,000		Verizon Communications, Inc.		3,393,650
				13,737,786
		Utilities: 2.3%
448,100		Great Plains Energy, Inc.		8,285,369
				8,285,369
		Total Common Stock
		(Cost $354,624,166)		363,858,390
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.5%
2,007,000		ING Institutional Prime Money Market Fund - Class I		2,007,000
		Total Mutual Fund
		(Cost $2,007,000)		2,007,000
		Securities Lending Collateral(cc): 0.1%
232,316	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		185,853
		Total Securities Lending Collateral
		(Cost $232,316)		185,853
		Total Short-Term Investments
		(Cost $2,239,316)		2,192,853
		Total Investments in Securities
		(Cost $356,863,482)*	100.1%	$366,051,243
		Other Assets and Liabilities - Net	(0.1)	(250,307)
		Net Assets	100.0%	$365,800,936
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
	*	Cost for federal income tax purposes is $360,770,097.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$35,304,157
		Gross Unrealized Depreciation		(30,023,011)
		Net Unrealized Appreciation		$5,281,146

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$363,858,390	$—	$—	$363,858,390
Short-Term Investments	2,007,000	—	185,853	2,192,853
Total Investments, at value	$365,865,390	$—	$185,853	$366,051,243

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$185,853	$—	$—	$—	$—	$—	$—	$—	$185,853
Total Investments, at value	$185,853	$—	$—	$—	$—	$—	$—	$—	$185,853

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Consumer Discretionary: 11.0%
780	@	Amazon.com, Inc.	$97,367
4,760		Comcast Corp. – Class A	81,491
8,520	@	Ford Motor Co.	96,191
2,940		Home Depot, Inc.	81,761
4,090		Lowe’s Cos., Inc.	83,027
1,270		McDonald’s Corp.	92,786
6,890		News Corp. - Class A	86,607
1,230		Nike, Inc.	86,100
1,720		Target Corp.	87,995
2,836		Time Warner, Inc.	85,023
2,610		Walt Disney Co.	85,060
			963,408
		Consumer Staples: 14.9%
4,220		Altria Group, Inc.	94,190
3,110		Avon Products, Inc.	90,501
2,340		Campbell Soup Co.	87,188
1,670		Coca-Cola Co.	93,386
1,080		Colgate-Palmolive Co.	79,747
1,510		Costco Wholesale Corp.	85,391
2,820		CVS Caremark Corp.	76,140
1,920		HJ Heinz Co.	88,781
2,960		Kraft Foods, Inc.	88,652
1,370		PepsiCo, Inc.	87,927
1,844		Philip Morris International, Inc.	94,855
1,390		Procter & Gamble Co.	82,941
5,890		Sara Lee Corp.	85,052
3,180		Walgreen Co.	85,478
1,720		Wal-Mart Stores, Inc.	86,241
			1,306,470
		Energy: 9.8%
2,060		Baker Hughes, Inc.	77,415
1,230		Chevron Corp.	91,217
1,690		ConocoPhillips	88,607
1,380		Devon Energy Corp.	83,186
1,470		ExxonMobil Corp.	86,965
3,440		Halliburton Co.	97,042
2,550		National Oilwell Varco, Inc.	95,855
1,070		Occidental Petroleum Corp.	78,196
1,530		Schlumberger Ltd.	81,595
4,550		Williams Cos., Inc.	82,492
			862,570
		Financials: 13.9%
2,900		Allstate Corp.	80,040
2,100		American Express Co.	83,727
5,780		Bank of America Corp.	71,961
3,350		Bank of New York Mellon Corp.	81,305
1,050	@	Berkshire Hathaway, Inc.	82,719
2,060		Capital One Financial Corp.	77,992
22,560	@	Citigroup, Inc.	83,923
630		Goldman Sachs Group, Inc.	86,272
2,270		JP Morgan Chase & Co.	82,537
2,200		Metlife, Inc.	82,720
3,590		Morgan Stanley	88,637
3,020		NYSE Euronext	83,775
12,450		Regions Financial Corp.	80,054
3,720		US Bancorp.	77,376
3,250		Wells Fargo & Co.	76,538
			1,219,576
		Health Care: 9.6%
1,800		Abbott Laboratories	88,812
1,550	@	Amgen, Inc.	79,112
2,040		Baxter International, Inc.	86,822
3,330		Bristol-Myers Squibb Co.	86,846
2,410	@	Gilead Sciences, Inc.	76,783
1,420		Johnson & Johnson	80,968
2,320		Medtronic, Inc.	73,034
2,377		Merck & Co., Inc.	83,575
5,891		Pfizer, Inc.	93,844
2,940		UnitedHealth Group, Inc.	93,257
			843,053
		Industrials: 11.5%
1,070		3M Co.	84,049
1,330		Boeing Co.	81,303

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
1,380		Caterpillar, Inc.		$89,921
1,180		FedEx Corp.		92,099
1,420		General Dynamics Corp.		79,335
5,810		General Electric Co.		84,129
2,140		Honeywell International, Inc.		83,653
1,120		Lockheed Martin Corp.		77,862
1,570		Norfolk Southern Corp.		84,278
1,730		Raytheon Co.		75,982
1,460		United Parcel Service, Inc. - Class B		93,148
1,300		United Technologies Corp.		84,773
				1,010,532
		Information Technology: 13.2%
330	@	Apple, Inc.		80,312
3,890	@	Cisco Systems, Inc.		77,995
6,860	@	Dell, Inc.		80,742
4,530	@	EMC Corp.		82,627
190	@	Google, Inc. - Class A		85,504
1,900		Hewlett-Packard Co.		73,112
4,250		Intel Corp.		75,310
670		International Business Machines Corp.		82,564
420		Mastercard, Inc.		83,311
3,610		Microsoft Corp.		84,763
3,870		Oracle Corp.		84,676
2,540		Qualcomm, Inc.		97,307
3,520		Texas Instruments, Inc.		81,066
10,090		Xerox Corp.		85,160
				1,154,449
		Materials: 6.4%
8,140		Alcoa, Inc.		83,109
3,480		Dow Chemical Co.		84,808
2,390		EI Du Pont de Nemours & Co.		97,440
1,380		Freeport-McMoRan Copper & Gold, Inc.		99,332
1,780		Monsanto Co.		93,717
6,433		Weyerhaeuser Co.		100,997
				559,403
		Telecommunication Services: 3.0%
3,440		AT&T, Inc.		92,983
19,660	@	Sprint Nextel Corp.		80,213
2,940		Verizon Communications, Inc.		86,759
				259,955
		Utilities: 4.1%
2,570		American Electric Power Co., Inc.		91,004
1,160		Entergy Corp.		91,454
2,210		Exelon Corp.		89,991
2,500		Southern Co.		91,725
				364,174
		Total Common Stock
		(Cost $6,638,168)		8,543,590
EXCHANGE-TRADED FUNDS: 2.0%
		Exchange-Traded Funds: 2.0%
1,700		SPDR Trust Series 1		179,299
		Total Exchange-Traded Funds
		(Cost $174,625)		179,299
		Total Long-Term Investments
		(Cost $6,812,793)		8,722,889
SHORT-TERM INVESTMENTS: 0.1%
		Affiliated Mutual Fund: 0.1%
4,000		ING Institutional Prime Money Market Fund - Class I		4,000
		Total Short-Term Investments
		(Cost $4,000)		4,000
		Total Investments in Securities
		(Cost $6,816,793)*	99.5%	$8,726,889
		Other Assets and Liabilities - Net	0.5	46,410
		Net Assets	100.0%	$8,773,299

	@	Non-income producing security
	*	Cost for federal income tax purposes is $7,267,929.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,024,271
		Gross Unrealized Depreciation		(565,311)
		Net Unrealized Appreciation		$1,458,960

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$8,543,590	$—	$—	$8,543,590
Exchange-Traded Funds	179,299	—	—	179,299
Short-Term Investments	4,000	—	—	4,000
Total Investments, at value	$8,726,889	$—	$—	$8,726,889

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Consumer Discretionary: 10.7%
1,200		Abercrombie & Fitch Co.	$41,520
4,400	@	Amazon.com, Inc.	549,252
1,700	@	Apollo Group, Inc. - Class A	72,216
1,100	@, S, L	Autonation, Inc.	24,838
8,100	@	Autozone, Inc.	1,699,218
3,400	@	Bed Bath & Beyond, Inc.	122,298
4,500		Best Buy Co., Inc.	141,255
3,000	@	Carmax, Inc.	59,790
5,600		Carnival Corp.	174,608
8,800		CBS Corp. - Class B	121,616
3,900		Coach, Inc.	139,776
35,752		Comcast Corp. – Class A	612,074
3,800		D.R. Horton, Inc.	38,988
1,900		Darden Restaurants, Inc.	78,394
101,880	@	DIRECTV	3,863,290
27,700	@	Discovery Communications, Inc. - Class A	1,045,675
2,800		Expedia, Inc.	64,008
2,000		Family Dollar Stores, Inc.	85,580
43,200	@	Ford Motor Co.	487,728
2,000		Fortune Brands, Inc.	89,580
2,100	@	GameStop Corp.	37,653
3,300		Gannett Co., Inc.	39,897
5,880		Gap, Inc.	99,313
2,100		Genuine Parts Co.	88,053
4,400		H&R Block, Inc.	56,540
3,100		Harley-Davidson, Inc.	75,392
28,800		Hasbro, Inc.	1,162,368
21,300		Home Depot, Inc.	592,353
4,000		International Game Technology	58,400
6,600	@	Interpublic Group of Cos., Inc.	56,298
3,100		JC Penney Co., Inc.	62,000
8,600		Johnson Controls, Inc.	228,158
4,000	@	Kohl’s Corp.	187,920
62,900		Limited Brands, Inc.	1,484,440
18,200		Lowe’s Cos., Inc.	369,460
5,500		Macy’s, Inc.	106,920
3,300		Marriott International, Inc.	105,633
4,800		Mattel, Inc.	100,752
63,100		McDonald’s Corp.	4,610,086
4,100		McGraw-Hill Cos., Inc.	113,365
3,700		Newell Rubbermaid, Inc.	55,574
28,700		News Corp. - Class A	360,759
20,400		Nike, Inc.	1,428,000
2,200		Nordstrom, Inc.	63,624
4,000		Omnicom Group	140,040
1,800	@	O’Reilly Automotive, Inc.	85,086
900		Polo Ralph Lauren Corp.	68,166
600	@	Priceline.com, Inc.	174,888
4,400	@	Pulte Homes, Inc.	35,332
1,600		Ross Stores, Inc.	79,408
1,200		Scripps Networks Interactive - Class A	48,216
700	@, S, L	Sears Holding Corp.	43,330
18,800		Stanley Black & Decker, Inc.	1,008,432
9,400		Staples, Inc.	167,038
9,500		Starbucks Corp.	218,405
2,500		Starwood Hotels & Resorts Worldwide, Inc.	116,825
9,369		Target Corp.	479,318
29,000		Tiffany & Co.	1,149,270
60,100		Time Warner Cable, Inc.	3,101,761
14,500		Time Warner, Inc.	434,710
5,200		TJX Cos., Inc.	206,388
1,700	@	Urban Outfitters, Inc.	51,544
1,200		VF Corp.	84,744
7,800		Viacom - Class B	245,076
24,800		Walt Disney Co.	808,232
100	S, L	Washington Post	36,023
1,000		Whirlpool Corp.	74,160
2,400		Wyndham Worldwide Corp.	55,656
900		Wynn Resorts Ltd.	72,549
62,200		Yum! Brands, Inc.	2,593,740
			32,632,999
		Consumer Staples: 11.6%
202,100		Altria Group, Inc.	4,510,872
8,202		Archer-Daniels-Midland Co.	252,458
5,500		Avon Products, Inc.	160,050
16,181		Brown-Forman Corp.	991,733

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
36,700		Campbell Soup Co.	$1,367,442
1,800		Clorox Co.	116,676
29,187		Coca-Cola Co.	1,632,137
4,200		Coca-Cola Enterprises, Inc.	119,532
6,200		Colgate-Palmolive Co.	457,808
5,800		ConAgra Foods, Inc.	125,222
2,600	@	Constellation Brands, Inc.	43,316
5,600		Costco Wholesale Corp.	316,680
17,300		CVS Caremark Corp.	467,100
47,100		Dr Pepper Snapple Group, Inc.	1,734,222
24,100		Estee Lauder Cos., Inc.	1,351,287
8,500		General Mills, Inc.	307,360
2,200		Hershey Co.	102,234
35,400		HJ Heinz Co.	1,636,896
30,600		Hormel Foods Corp.	1,320,390
1,600		JM Smucker Co.	93,568
3,300		Kellogg Co.	163,944
5,319		Kimberly-Clark Corp.	342,544
22,100		Kraft Foods, Inc.	661,895
8,300		Kroger Co.	163,759
2,000		Lorillard, Inc.	152,020
24,200		McCormick & Co., Inc.	964,854
40,800		Mead Johnson Nutrition Co.	2,129,352
2,100		Molson Coors Brewing Co.	91,476
20,400		PepsiCo, Inc.	1,309,272
23,455		Philip Morris International, Inc.	1,206,525
36,410	S	Procter & Gamble Co.	2,172,585
44,547		Reynolds American, Inc.	2,429,593
5,100		Safeway, Inc.	95,880
133,700		Sara Lee Corp.	1,930,628
93,400		Sysco Corp.	2,567,566
4,000		Tyson Foods, Inc.	65,520
12,500		Walgreen Co.	336,000
26,236	S	Wal-Mart Stores, Inc.	1,315,473
2,300	@	Whole Foods Market, Inc.	80,017
			35,285,886
		Energy: 10.3%
6,300		Anadarko Petroleum Corp.	289,737
4,600		Apache Corp.	413,310
5,500		Baker Hughes, Inc.	206,690
1,400		Cabot Oil & Gas Corp.	38,976
3,200	@	Cameron International Corp.	117,696
8,400		Chesapeake Energy Corp.	173,712
108,127		Chevron Corp.	8,018,698
90,500		ConocoPhillips	4,744,915
2,900		Consol Energy, Inc.	93,380
5,200	@	Denbury Resources, Inc.	76,648
5,700		Devon Energy Corp.	343,596
900	S, L	Diamond Offshore Drilling	52,362
136,400		El Paso Corp.	1,553,596
23,800		EOG Resources, Inc.	2,067,506
1,900		EQT Corp.	61,940
64,501	S	ExxonMobil Corp.	3,815,879
24,600	@	FMC Technologies, Inc.	1,521,510
11,500		Halliburton Co.	324,415
1,400		Helmerich & Payne, Inc.	51,856
3,700		Hess Corp.	185,925
9,100		Marathon Oil Corp.	277,459
1,400		Massey Energy Co.	40,250
2,500		Murphy Oil Corp.	133,900
3,800	@	Nabors Industries Ltd.	59,584
5,403		National Oilwell Varco, Inc.	203,099
2,300		Noble Energy, Inc.	160,494
10,300		Occidental Petroleum Corp.	752,724
3,500		Peabody Energy Corp.	149,800
1,500		Pioneer Natural Resources Co.	86,730
2,300		QEP Resources, Inc.	66,769
2,100		Range Resources Corp.	71,001
1,600	@	Rowan Cos., Inc.	41,136
17,329		Schlumberger Ltd.	924,156
4,500	@	Southwestern Energy Co.	147,240
96,100		Spectra Energy Corp.	1,954,674
23,300		Sunoco, Inc.	784,744
7,300		Valero Energy Corp.	115,121
77,200		Williams Cos., Inc.	1,399,636
			31,520,864
		Financials: 10.6%
4,300		ACE Ltd.	229,921
6,022		Aflac, Inc.	284,540
6,900		Allstate Corp.	190,440
118,900		American Express Co.	4,740,543
1,800	@, S, L	American International Group, Inc.	61,074
32,600		Ameriprise Financial, Inc.	1,420,708

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
3,500		AON Corp.	$126,840
21,700		Assurant, Inc.	793,352
126,843		Bank of America Corp.	1,579,195
15,400		Bank of New York Mellon Corp.	373,758
8,900		BB&T Corp.	196,868
20,900	@	Berkshire Hathaway, Inc.	1,646,502
5,800		Capital One Financial Corp.	219,588
3,600	@	CB Richard Ellis Group, Inc.	59,112
12,600		Charles Schwab Corp.	160,776
4,200		Chubb Corp.	231,504
2,200		Cincinnati Financial Corp.	58,696
286,000	@	Citigroup, Inc.	1,063,920
895		CME Group, Inc.	222,032
40,200		Comerica, Inc.	1,383,282
7,100		Discover Financial Services	103,021
2,780	@	E*Trade Financial Corp.	34,500
10,311		Fifth Third Bancorp.	113,937
1,900		Franklin Resources, Inc.	183,369
6,400	@	Genworth Financial, Inc.	69,312
6,479		Goldman Sachs Group, Inc.	887,234
5,800		Hartford Financial Services Group, Inc.	116,928
6,300		Hudson City Bancorp., Inc.	72,608
9,600		Huntington Bancshares, Inc.	50,784
1,000	@	IntercontinentalExchange, Inc.	95,560
6,100	@	Invesco Ltd.	110,410
50,253		JP Morgan Chase & Co.	1,827,199
11,500		Keycorp	84,755
2,200		Legg Mason, Inc.	55,726
2,600	@	Leucadia National Corp.	55,510
4,000		Lincoln National Corp.	93,440
4,500		Loews Corp.	158,130
15,800		M&T Bank Corp.	1,353,112
7,000		Marsh & McLennan Cos., Inc.	166,040
7,200		Marshall & Ilsley Corp.	47,160
11,400		Metlife, Inc.	428,640
2,600		Moody’s Corp.	54,964
17,800		Morgan Stanley	439,482
2,000	@	Nasdaq Stock Market, Inc.	35,820
3,100		Northern Trust Corp.	143,034
3,400	S	NYSE Euronext	94,316
5,000		People’s United Financial, Inc.	63,600
74,600		PNC Financial Services Group, Inc.	3,801,616
4,200		Principal Financial Group, Inc.	96,810
8,600		Progressive Corp.	170,280
45,500		Prudential Financial, Inc.	2,300,935
15,500		Regions Financial Corp.	99,665
6,400	@	SLM Corp.	70,720
6,418		State Street Corp.	225,143
6,400		SunTrust Bank	143,936
3,300		T. Rowe Price Group, Inc.	144,474
15,800		Torchmark Corp.	779,730
6,034		Travelers Cos., Inc.	295,545
4,372		UnumProvident Corp.	87,659
24,362		US Bancorp.	506,730
65,804	S	Wells Fargo & Co.	1,549,684
4,500		XL Group PLC	80,595
2,300		Zions Bancorp.	42,389
			32,377,153
		Health Care: 11.4%
81,358		Abbott Laboratories	4,014,204
5,500		Aetna, Inc.	146,960
3,900		Allergan, Inc.	239,538
56,226		AmerisourceBergen Corp.	1,533,845
12,172	@	Amgen, Inc.	621,259
7,600		Baxter International, Inc.	323,456
3,000		Becton Dickinson & Co.	204,570
3,100	@	Biogen Idec, Inc.	166,780
19,700	@	Boston Scientific Corp.	102,243
195,700		Bristol-Myers Squibb Co.	5,103,856
64,400		Cardinal Health, Inc.	1,929,424
2,400	@	CareFusion Corp.	51,792
5,900	@	Celgene Corp.	303,968
1,000	@	Cephalon, Inc.	56,610
1,000	@	Cerner Corp.	72,850
3,600		Cigna Corp.	115,992
2,000	@	Coventry Health Care, Inc.	38,700
1,200		CR Bard, Inc.	92,196
1,400	@	DaVita, Inc.	90,468
2,000		Densply International, Inc.	55,640
12,900		Eli Lilly & Co.	432,924
7,200	@	Express Scripts, Inc.	306,720
3,700	@	Forest Laboratories, Inc.	100,973
3,400	@	Genzyme Corp.	238,374

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
11,300	@	Gilead Sciences, Inc.	$360,018
33,900	@	Hospira, Inc.	1,741,104
17,285	@	Humana, Inc.	826,050
6,600	@	Intuitive Surgical, Inc.	1,749,198
34,799		Johnson & Johnson	1,984,239
1,400	@	Laboratory Corp. of America Holdings	101,668
2,400	@	Life Technologies Corp.	102,648
3,468		McKesson Corp.	201,317
5,500	@	Medco Health Solutions, Inc.	239,140
14,000	S	Medtronic, Inc.	440,720
158,458		Merck & Co., Inc.	5,571,383
4,100	@, S, L	Mylan Laboratories	70,356
1,300		Patterson Cos., Inc.	32,877
101,938		Pfizer, Inc.	1,623,872
2,000		Quest Diagnostics	87,000
4,200	@	St. Jude Medical, Inc.	145,194
3,600		Stryker Corp.	155,484
5,242	@, S	Thermo Fisher Scientific, Inc.	220,793
14,405	S	UnitedHealth Group, Inc.	456,927
18,500	@	Varian Medical Systems, Inc.	984,940
16,100	@	Waters Corp.	974,372
1,400	@	Watson Pharmaceuticals, Inc.	60,298
5,100	@	WellPoint, Inc.	253,368
2,600	@	Zimmer Holdings, Inc.	122,642
			34,848,950
		Industrials: 10.1%
54,200		3M Co.	4,257,410
1,500		Avery Dennison Corp.	48,780
38,800		Boeing Co.	2,371,844
8,000		Caterpillar, Inc.	521,280
2,100		CH Robinson Worldwide, Inc.	136,479
1,800		Cintas Corp.	45,882
5,000		CSX Corp.	249,450
2,600		Cummins, Inc.	193,466
6,700		Danaher Corp.	243,411
39,800		Deere & Co.	2,518,146
2,380		Dover Corp.	106,529
700		Dun & Bradstreet Corp.	46,130
15,100	S	Eaton Corp.	1,049,148
44,206		Emerson Electric Co.	2,062,210
1,700		Equifax, Inc.	50,099
2,800		Expeditors International Washington, Inc.	110,852
1,700		Fastenal Co.	76,959
4,000		FedEx Corp.	312,200
700		Flowserve Corp.	62,566
2,300		Fluor Corp.	102,718
4,900		General Dynamics Corp.	273,763
134,874		General Electric Co.	1,952,976
12,000		Goodrich Corp.	821,760
9,700		Honeywell International, Inc.	379,173
5,000		Illinois Tool Works, Inc.	206,300
2,400		Iron Mountain, Inc.	48,672
2,367		ITT Corp.	100,598
1,700	@	Jacobs Engineering Group, Inc.	58,956
1,500		L-3 Communications Holdings, Inc.	99,900
3,971		Lockheed Martin Corp.	276,064
4,800		Masco Corp.	50,352
4,700		Norfolk Southern Corp.	252,296
3,900		Northrop Grumman Corp.	211,068
4,700		Paccar, Inc.	192,653
1,600		Pall Corp.	54,704
2,100		Parker Hannifin Corp.	124,236
2,800		Pitney Bowes, Inc.	53,872
1,800		Precision Castparts Corp.	203,724
2,800	@	Quanta Services, Inc.	50,232
4,850		Raytheon Co.	213,012
4,200		Republic Services, Inc.	123,606
2,000		Robert Half International, Inc.	43,160
15,800		Rockwell Automation, Inc.	808,012
2,000		Rockwell Collins, Inc.	107,860
10,500		Roper Industries, Inc.	609,840
2,800		RR Donnelley & Sons Co.	42,406
800		Ryder System, Inc.	30,696
9,700		Southwest Airlines Co.	107,185
17,500	@	Stericycle, Inc.	1,146,250
3,600		Textron, Inc.	61,452
6,800		Tyco International Ltd.	253,662
6,400		Union Pacific Corp.	466,816
40,600		United Parcel Service, Inc. - Class B	2,590,280
47,643		United Technologies Corp.	3,106,800
6,200		Waste Management, Inc.	205,158
7,600		WW Grainger, Inc.	804,004
			30,697,057

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology: 18.0%
6,800	@	Adobe Systems, Inc.	$188,768
7,600	@	Advanced Micro Devices, Inc.	42,712
4,500	@	Agilent Technologies, Inc.	121,365
33,700	@	Akamai Technologies, Inc.	1,552,559
83,700		Altera Corp.	2,064,879
37,300		Amphenol Corp.	1,518,856
3,900		Analog Devices, Inc.	108,732
35,966	@, S	Apple, Inc.	8,753,045
17,200		Applied Materials, Inc.	178,708
3,000	@	Autodesk, Inc.	83,250
6,400		Automatic Data Processing, Inc.	247,104
2,400	@	BMC Software, Inc.	86,544
5,600		Broadcom Corp.	167,832
5,058		CA, Inc.	91,095
72,180	@, S	Cisco Systems, Inc.	1,447,209
2,600	@	Citrix Systems, Inc.	150,644
57,000	@	Cognizant Technology Solutions Corp.	3,283,485
2,000		Computer Sciences Corp.	79,620
19,900		Corning, Inc.	312,032
22,000	@	Dell, Inc.	258,940
14,475	@	eBay, Inc.	336,399
4,300	@	Electronic Arts, Inc.	65,532
211,520	@	EMC Corp.	3,858,125
3,300		Fidelity National Information Services, Inc.	85,272
600	@, S, L	First Solar, Inc.	76,710
2,000	@	Fiserv, Inc.	100,060
38,400	@	Flir Systems, Inc.	964,608
3,110	@	Google, Inc. - Class A	1,399,562
1,918		Harris Corp.	80,690
29,484	S	Hewlett-Packard Co.	1,134,544
70,356		Intel Corp.	1,246,708
16,169		International Business Machines Corp.	1,992,506
68,000	@	Intuit, Inc.	2,910,400
6,800	@	Juniper Networks, Inc.	184,960
2,300		KLA-Tencor Corp.	64,423
2,900		Linear Technology Corp.	83,085
1,200		Mastercard, Inc.	238,032
2,100	@	McAfee, Inc.	98,805
47,300	S, L	Microchip Technology, Inc.	1,309,737
11,200	@	Micron Technology, Inc.	72,408
96,274		Microsoft Corp.	2,260,514
29,700	@	Motorola, Inc.	223,641
3,300		National Semiconductor Corp.	41,613
57,800	@	NetApp, Inc.	2,337,432
7,600	@	Nvidia Corp.	70,908
49,563		Oracle Corp.	1,084,438
4,200		Paychex, Inc.	104,538
20,801		Qualcomm, Inc.	796,886
49,600	@	Red Hat, Inc.	1,713,680
3,900	@	SAIC, Inc.	58,032
19,600	@	Salesforce.com, Inc.	2,153,648
3,000	@	Sandisk Corp.	99,720
10,300	@	Symantec Corp.	140,389
58,900	@	Teradata Corp.	1,928,386
15,600		Texas Instruments, Inc.	359,268
58,400	@	VeriSign, Inc.	1,701,192
5,800		Visa, Inc.	400,084
3,000	@	Western Digital Corp.	72,450
8,700		Western Union Co.	136,416
17,800	S	Xerox Corp.	150,232
69,800		Xilinx, Inc.	1,685,670
15,100	@	Yahoo!, Inc.	197,508
			54,756,590
		Materials: 3.4%
2,700		Air Products & Chemicals, Inc.	199,881
14,600		Airgas, Inc.	960,680
13,200		Alcoa, Inc.	134,772
1,300		Allegheny Technologies, Inc.	52,936
1,200		Ball Corp.	67,296
1,445		Bemis Co.	41,717
900		CF Industries Holdings, Inc.	83,250
1,800		Cliffs Natural Resources, Inc.	110,142
14,700		Dow Chemical Co.	358,239
1,000	S	Eastman Chemical Co.	61,550
3,000		Ecolab, Inc.	142,200
74,000		EI Du Pont de Nemours & Co.	3,016,980
1,000		FMC Corp.	62,280
6,000		Freeport-McMoRan Copper & Gold, Inc.	431,880
17,200		International Flavors & Fragrances, Inc.	785,868
5,639		International Paper Co.	115,374
2,300		MeadWestvaco Corp.	50,048
6,900		Monsanto Co.	363,285

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Materials (continued)
36,400		Newmont Mining Corp.	$2,232,048
4,100		Nucor Corp.	150,798
2,200	@	Owens-Illinois, Inc.	55,132
1,800	@	Pactiv Corp.	57,744
2,100		PPG Industries, Inc.	138,243
3,900		Praxair, Inc.	335,517
2,200		Sealed Air Corp.	45,122
1,200		Sherwin-Williams Co.	84,456
1,600		Sigma-Aldrich Corp.	85,072
1,200	@	Titanium Metals Corp.	21,744
1,900		United States Steel Corp.	80,769
1,700		Vulcan Materials Co.	62,492
2,900		Weyerhaeuser Co.	45,530
			10,433,045
		Telecommunication Services: 3.0%
40,100	@	American Tower Corp.	1,879,086
74,683	S	AT&T, Inc.	2,018,681
38,700		CenturyTel, Inc.	1,399,392
12,942		Frontier Communications Corp.	100,042
3,700	@	MetroPCS Communications, Inc.	33,078
403,800		Qwest Communications International, Inc.	2,281,470
38,400	@	Sprint Nextel Corp.	156,672
35,794		Verizon Communications, Inc.	1,056,281
6,400		Windstream Corp.	73,824
			8,998,526
		Utilities: 3.8%
8,700	@	AES Corp.	89,088
2,300		Allegheny Energy, Inc.	51,865
3,100		Ameren Corp.	87,017
6,100		American Electric Power Co., Inc.	216,001
5,500		CenterPoint Energy, Inc.	81,345
54,500		CMS Energy Corp.	953,750
41,800		Consolidated Edison, Inc.	1,986,754
2,700		Constellation Energy Group, Inc.	79,191
7,600		Dominion Resources, Inc.	324,976
37,017	S	DTE Energy Co.	1,734,246
16,800		Duke Energy Corp.	288,792
4,200		Edison International	141,750
2,400		Entergy Corp.	189,216
8,400		Exelon Corp.	342,048
3,900		FirstEnergy Corp.	142,467
16,200		Integrys Energy Group, Inc.	784,890
5,300		NextEra Energy, Inc.	284,769
666		Nicor, Inc.	28,165
3,700		NiSource, Inc.	64,158
33,400		Northeast Utilities	967,598
3,400	@	NRG Energy, Inc.	69,088
1,400		Oneok, Inc.	60,074
4,800		Pacific Gas & Electric Co.	224,448
3,000		Pepco Holdings, Inc.	53,850
24,100		Pinnacle West Capital Corp.	960,385
6,000		PPL Corp.	162,960
3,700		Progress Energy, Inc.	158,767
6,500		Public Service Enterprise Group, Inc.	207,740
1,500		SCANA Corp.	58,545
3,179		Sempra Energy	161,875
10,500		Southern Co.	385,245
2,900		TECO Energy, Inc.	48,952
1,500		Wisconsin Energy Corp.	83,610
5,900		Xcel Energy, Inc.	131,629
			11,605,254
		Total Common Stock
		(Cost $264,434,774)	283,156,324
REAL ESTATE INVESTMENT TRUSTS: 5.3%
		Financials: 5.3%
13,400		AvalonBay Communities, Inc.	1,409,948
17,400		Boston Properties, Inc.	1,416,360
43,600		Equity Residential	1,998,188
44,900		HCP, Inc.	1,581,378
1,600		Health Care Real Estate Investment Trust, Inc.	73,504
8,500		Host Hotels & Resorts, Inc.	111,605
5,300		Kimco Realty Corp.	79,023
2,200		Plum Creek Timber Co., Inc.	75,834
7,300		Prologis	79,205
27,650		Public Storage, Inc.	2,710,253
35,818		Simon Property Group, Inc.	3,239,737
27,200		Ventas, Inc.	1,373,872
26,700		Vornado Realty Trust	2,164,302
		Total Real Estate Investment Trusts
		(Cost $15,584,405)	16,313,209
		Total Long-Term Investments
		(Cost $280,019,179)	299,469,533

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 0.7%
2,160,000		ING Institutional Prime Money Market Fund - Class I		$2,160,000
		Total Mutual Fund
		(Cost $2,159,999)		2,160,000
		Securities Lending Collateral(cc): 0.6%
1,381,090		BNY Mellon Overnight Government Fund (1)		1,381,090
294,136	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		235,309
		Total Securities Lending Collateral
		(Cost $1,675,225)		1,616,399
		Total Short-Term Investments
		(Cost $3,835,224)		3,776,399
		Total Investments in Securities
		(Cost $283,854,403)*	99.5%	$303,245,932
		Other Assets and Liabilities - Net	0.5	1,616,654
		Net Assets	100.0%	$304,862,586

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
	*	Cost for federal income tax purposes is $290,035,814.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$27,272,397
		Gross Unrealized Depreciation		(14,062,279)
		Net Unrealized Appreciation		$13,210,118

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$283,156,324	$—	$—	$283,156,324
Real Estate Investment Trusts	16,313,209	—	—	16,313,209
Short-Term Investments	3,541,090	—	235,309	3,776,399
Total Investments, at value	$303,010,623	$—	$235,309	$303,245,932

Liabilities Table
Other Financial Instruments+:
Futures	(42,606)	—	—	(42,606)
Total Liabilities	$(42,606)	$—	$—	$(42,606)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$235,309	$—	$—	$—	$—	$—	$—	$—	$235,309
Total Investments, at value	$235,309	$—	$—	$—	$—	$—	$—	$—	$235,309

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

ING Index Plus LargeCap Fund Open Futures Contracts on August 31, 2010:

	Number of		Notional	Unrealized
Contract Description	Contracts	Expiration Date	Value	Depreciation
Long Contracts
S&P 500 E-Mini	95	09/17/10	$4,979,425	$(33,175)
S&P 500 E-Mini	17	12/17/10	886,805	(9,431)
			$5,866,230	$(42,606)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2010:

Derivatives Fair Value*
Equity contracts	$(42,606)
Total	$(42,606)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 86.6%
		Consumer Discretionary: 13.6%
29,799	@	99 Cents Only Stores	$521,483
7,300		Aaron Rents, Inc.	118,875
31,651	S	Advance Auto Parts, Inc.	1,724,030
7,560	@	Aeropostale, Inc.	161,028
17,400		American Eagle Outfitters	219,936
4,300		American Greetings Corp.	82,974
4,653	@	Bally Technologies, Inc.	146,337
40,824	@	BorgWarner, Inc.	1,781,968
9,116		Brinker International, Inc.	143,577
7,600		Burger King Holdings, Inc.	125,757
6,039	@	Career Education Corp.	105,864
5,200	@	Cheesecake Factory	116,581
16,074		Chico’s FAS, Inc.	132,611
11,503	@	Chipotle Mexican Grill, Inc.	1,734,997
7,000	@	Dick’s Sporting Goods, Inc.	171,730
39,284	@, S	Dollar Tree, Inc.	1,780,745
5,700	@	DreamWorks Animation SKG, Inc.	168,891
5,095	@	Dress Barn, Inc.	106,231
14,100		Foot Locker, Inc.	165,806
20,472	@	Fossil, Inc.	972,215
11,184		Gentex Corp.	196,503
4,739		Guess ?, Inc.	153,117
7,500	@	Hanesbrands, Inc.	179,550
9,146		Harte-Hanks, Inc.	93,564
2,391		International Speedway Corp.	54,730
2,392	@, S, L	ITT Educational Services, Inc.	127,398
4,589	@	J Crew Group, Inc.	139,919
5,490		John Wiley & Sons, Inc.	195,389
4,521	@	Lamar Advertising Co.	118,495
3,600	@	Life Time Fitness, Inc.	122,608
11,000	@	LKQ Corp.	204,600
2,056		Matthews International Corp. - Class A	64,757
5,987		MDC Holdings, Inc.	159,374
4,330	@	Mohawk Industries, Inc.	191,862
3,005	@, S, L	NetFlix, Inc.	377,188
390	@, S	NVR, Inc.	235,622
13,042	@	Panera Bread Co.	1,042,577
8,873		Petsmart, Inc.	282,960
4,447		Phillips-Van Heusen	203,139
6,100		Regis Corp.	102,417
5,900		Rent-A-Center, Inc.	118,620
14,675	@, S, L	Saks, Inc.	115,786
42,416	S, L	Service Corp. International	326,179
5,573		Sotheby’s	148,298
1,100	S, L	Strayer Education, Inc.	159,258
9,965	@	Timberland Co.	160,138
12,100	@	Toll Brothers, Inc.	209,088
8,891		Tractor Supply Co.	604,228
4,681		Tupperware Corp.	184,151
18,649	@	Under Armour, Inc.	666,124
3,774	@	Warnaco Group, Inc.	158,055
51,321		Wendy’s/Arby’s Group, Inc. - Class A	199,639
8,318		Williams-Sonoma, Inc.	215,935
4,284	@	WMS Industries, Inc.	151,397
			18,144,301
		Consumer Staples: 3.8%
13,290		Alberto-Culver Co.	411,803
17,879	@	BJ’s Wholesale Club, Inc.	749,804
4,901		Church & Dwight Co., Inc.	300,088
6,100		Corn Products International, Inc.	207,934
5,333	@	Energizer Holdings, Inc.	336,246
5,600		Flowers Foods, Inc.	144,656
42,706	@, S, L	Green Mountain Coffee Roasters, Inc.	1,316,199
5,326	@	Hansen Natural Corp.	239,883
2,755		Lancaster Colony Corp.	125,545
4,869	@	NBTY, Inc.	265,312
9,244	@, S, L	Ralcorp Holdings, Inc.	551,405
3,300		Ruddick Corp.	106,889
12,018	@	Smithfield Foods, Inc.	193,850
2,586	S, L	Tootsie Roll Industries, Inc.	61,055
1,960		Universal Corp.	69,894
			5,080,563
		Energy: 5.7%
48,924		Arch Coal, Inc.	1,101,279
4,518	@	Atwood Oceanics, Inc.	113,311
3,436	@	Bill Barrett Corp.	111,876

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Energy (continued)
16,028		Cimarex Energy Co.	$1,048,552
5,161	@	Exterran Holdings, Inc.	114,213
41,277	@	Forest Oil Corp.	1,078,155
9,700		Frontier Oil Corp.	113,587
36,927	@	Mariner Energy, Inc.	845,259
24,660	@	Newfield Exploration Co.	1,183,927
4,293	@	Oceaneering International, Inc.	214,693
12,300		Patterson-UTI Energy, Inc.	181,548
11,126	@	Plains Exploration & Production Co.	265,689
13,200	@	Pride International, Inc.	310,860
10,066	@	Quicksilver Resources, Inc.	122,805
17,630		Southern Union Co.	396,675
6,400	@	Superior Energy Services	137,037
3,968		Tidewater, Inc.	159,037
3,245	@	Unit Corp.	110,557
			7,609,060
		Financials: 9.7%
3,793	@	Affiliated Managers Group, Inc.	243,549
5,100		American Financial Group, Inc.	146,308
7,389	@	AmeriCredit Corp.	178,814
15,500		Apollo Investment Corp.	148,000
7,100		Arthur J. Gallagher & Co.	176,435
15,300		Associated Banc-Corp.	184,518
7,900		Astoria Financial Corp.	95,497
13,350		Bancorpsouth, Inc.	170,213
13,357		Bank of Hawaii Corp.	595,460
14,628		Brown & Brown, Inc.	278,517
9,200		Cathay General Bancorp.	88,128
3,700		City National Corp.	179,121
9,642		Commerce Bancshares, Inc.	344,509
7,081		Cullen/Frost Bankers, Inc.	362,901
8,523		Eaton Vance Corp.	221,513
4,070	S	Everest Re Group Ltd.	322,100
17,900		Fidelity National Title Group, Inc.	259,729
8,400		First American Financial Corp.	124,507
14,300		First Niagara Financial Group, Inc.	161,850
9,800		FirstMerit Corp.	169,396
30,810		Fulton Financial Corp.	255,107
2,774		Greenhill & Co., Inc.	195,373
11,026		Hanover Insurance Group, Inc.	478,308
22,206	S	HCC Insurance Holdings, Inc.	560,257
5,764		International Bancshares Corp.	89,918
9,386	S, L	Jefferies Group, Inc.	211,279
14,540		Jones Lang LaSalle, Inc.	1,097,915
2,400		Mercury General Corp.	93,787
12,223	@	MSCI, Inc. - Class A	365,468
30,813	S, L	New York Community Bancorp., Inc.	489,619
26,125		NewAlliance Bancshares, Inc.	319,770
19,563		Old Republic International Corp.	250,015
9,128		PacWest Bancorp	155,724
3,672		Prosperity Bancshares, Inc.	104,468
11,808		Protective Life Corp.	220,573
13,710		Raymond James Financial, Inc.	316,427
5,742		Reinsurance Group of America, Inc.	251,155
9,333		SEI Investments Co.	165,194
3,900		Stancorp Financial Group, Inc.	139,428
3,600	@	SVB Financial Group	134,045
71,137	S, L	Synovus Financial Corp.	146,542
10,800		TCF Financial Corp.	154,535
6,376		Transatlantic Holdings, Inc.	303,944
13,471		Trustmark Corp.	256,892
5,704		Unitrin, Inc.	135,755
12,536		Valley National Bancorp.	163,317
7,000		Waddell & Reed Financial, Inc.	161,070
30,407		Washington Federal, Inc.	433,908
6,200		Webster Financial Corp.	99,758
7,718		Westamerica Bancorp.	391,148
8,700		WR Berkley Corp.	229,138
			12,820,902
		Health Care: 11.3%
11,700	@	Allscripts Healthcare Solutions, Inc.	196,346
4,904		Beckman Coulter, Inc.	223,819
1,880	@	Bio-Rad Laboratories, Inc.	155,156
5,400	@, S, L	Charles River Laboratories International, Inc.	152,550
7,172	@	Community Health Systems, Inc.	186,974
4,661	@	Covance, Inc.	176,792
34,146	@, S	Edwards Lifesciences Corp.	1,965,785
8,446	@	Endo Pharmaceuticals Holdings, Inc.	229,478
3,700	@	Gen-Probe, Inc.	166,611
20,232	@	Health Management Associates, Inc.	126,450
40,457	@	Health Net, Inc.	966,113
6,183	@	Henry Schein, Inc.	326,462
23,621		Hill-Rom Holdings, Inc.	758,234

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
19,708	@	Hologic, Inc.	$279,657
5,629	@, S, L	Idexx Laboratories, Inc.	311,115
8,557	@	Immucor, Inc.	150,603
4,821	@	Kinetic Concepts, Inc.	153,886
4,500	@	LifePoint Hospitals, Inc.	136,890
19,165		Lincare Holdings, Inc.	441,178
4,400	@	Masimo Corp.	100,144
4,675	S	Medicis Pharmaceutical Corp.	128,563
3,300	@	Mednax, Inc.	153,279
10,767	@	Mettler Toledo International, Inc.	1,190,723
9,711		Omnicare, Inc.	186,451
5,000		Owens & Minor, Inc.	133,623
28,589		Perrigo Co.	1,629,287
40,668		Pharmaceutical Product Development, Inc.	934,144
4,100	@	Psychiatric Solutions, Inc.	136,735
45,190	@	Resmed, Inc.	1,362,027
5,793		Steris Corp.	166,665
2,476		Techne Corp.	142,939
3,100		Teleflex, Inc.	148,986
4,553	@	Thoratec Corp.	146,607
3,642	@	United Therapeutics Corp.	168,333
7,093		Universal Health Services, Inc.	222,720
4,556	@, S, L	Valeant Pharmaceuticals International	262,836
6,700	@	VCA Antech, Inc.	132,459
18,943	@, S	Vertex Pharmaceuticals, Inc.	631,560
			15,082,180
		Industrials: 13.8%
9,071		Acuity Brands, Inc.	351,382
9,500	@	Aecom Technology Corp.	213,494
7,000	@	AGCO Corp.	231,350
11,839	@	Airtran Holdings, Inc.	53,394
14,843	@	Alaska Air Group, Inc.	656,506
4,199		Alexander & Baldwin, Inc.	142,064
2,400	@	Alliant Techsystems, Inc.	158,708
7,200		Ametek, Inc.	309,528
7,707	@	BE Aerospace, Inc.	207,704
5,000		Brink’s Co.	94,927
6,004		Bucyrus International, Inc.	345,170
6,309		Carlisle Cos., Inc.	176,967
1,371	@	Clean Harbors, Inc.	82,877
5,077		Con-way, Inc.	133,068
5,438	@	Copart, Inc.	179,726
3,300		Corporate Executive Board Co.	92,532
8,792	@	Corrections Corp. of America	196,150
21,287		Crane Co.	721,629
5,601		Deluxe Corp.	93,705
9,464		Donaldson Co., Inc.	396,542
6,431	@	FTI Consulting, Inc.	210,808
10,064		Gardner Denver, Inc.	480,142
4,000		GATX Corp.	109,133
4,800		Graco, Inc.	134,295
7,433		Harsco Corp.	148,214
14,006		Herman Miller, Inc.	229,979
3,677		HNI, Corp.	86,197
13,406		Hubbell, Inc.	603,002
28,100		IDEX Corp.	837,099
6,902		JB Hunt Transport Services, Inc.	225,971
20,800	@	JetBlue Airways Corp.	118,768
32,205		Joy Global, Inc.	1,827,312
7,282	@	Kansas City Southern	244,457
12,554		KBR, Inc.	291,253
6,800		Kennametal, Inc.	171,360
4,400	@	Kirby Corp.	162,117
10,742	@	Korn/Ferry International	139,861
9,287		Landstar System, Inc.	334,146
16,814		Lennox International, Inc.	712,745
4,482		Lincoln Electric Holdings, Inc.	222,173
6,296		Manpower, Inc.	267,580
2,900		Mine Safety Appliances Co.	66,120
3,000		MSC Industrial Direct Co.	133,710
9,786		Nordson Corp.	627,968
6,900	@	Oshkosh Truck Corp.	171,672
18,094		Pentair, Inc.	544,629
13,292		Regal-Beloit Corp.	735,313
9,480		Rollins, Inc.	194,150
6,493	@	Shaw Group, Inc.	210,373
3,765		SPX Corp.	211,066
8,503	@	Terex Corp.	154,840
18,501	@	Thomas & Betts Corp.	683,612
15,939		Timken Co.	521,365
3,200		Towers Watson & Co.	143,680
6,700		Trinity Industries, Inc.	114,704
6,571	@, S	URS Corp.	234,388

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
1,080		Valmont Industries, Inc.	$72,392
6,707		Wabtec Corp.	285,249
18,175	@	Waste Connections, Inc.	686,106
8,345		Woodward Governor Co.	217,971
			18,403,343
		Information Technology: 15.0%
2,235	@	Acxiom Corp.	27,703
8,800	@	ADC Telecommunications, Inc.	111,786
22,022		Adtran, Inc.	688,861
2,973	@	Advent Software, Inc.	147,549
3,969	@, S, L	Alliance Data Systems Corp.	223,018
7,098	@	Ansys, Inc.	275,260
8,500	@	AOL, Inc.	189,090
9,560	@	Arrow Electronics, Inc.	218,733
37,023	@, S	Atmel Corp.	214,733
11,671	@	Avnet, Inc.	267,266
9,675		Broadridge Financial Solutions ADR	206,561
22,968	@, S	Cadence Design Systems, Inc.	156,182
7,920	@, S, L	Ciena Corp.	98,762
7,367	@	CommScope, Inc.	138,131
11,032	@	Convergys Corp.	111,754
8,155		CoreLogic, Inc.	141,023
7,983	@, S, L	Cree, Inc.	427,410
11,679		Diebold, Inc.	302,953
6,513	@	Digital River, Inc.	171,748
4,937		DST Systems, Inc.	201,133
3,376	@	Equinix, Inc.	307,925
16,802	@	F5 Networks, Inc.	1,468,999
5,960		Factset Research Systems, Inc.	437,994
12,300	@	Fairchild Semiconductor International, Inc.	95,955
4,600	@	Gartner, Inc.	131,928
6,230		Global Payments, Inc.	234,435
6,006	@	Hewitt Associates, Inc.	289,910
7,032	@	Informatica Corp.	226,149
18,937	@	Ingram Micro, Inc.	285,191
6,101	@, S	Integrated Device Technology, Inc.	31,237
6,500	@	International Rectifier Corp.	119,729
12,200		Intersil Corp.	121,939
3,000	@	Itron, Inc.	162,000
6,600		Jack Henry & Associates, Inc.	155,780
9,200	@	Lam Research Corp.	332,212
7,050		Lender Processing Services, Inc.	206,777
10,000	@	Mentor Graphics Corp.	90,925
36,042	@	Micros Systems, Inc.	1,373,200
7,794		National Instruments Corp.	224,701
12,800	@	NCR Corp.	164,878
15,047	@	NeuStar, Inc.	333,141
44,000	@	Parametric Technology Corp.	750,200
8,785		Plantronics, Inc.	239,918
6,239	@	Polycom, Inc.	177,687
45,143	@	Quest Software, Inc.	967,414
24,224	@	RF Micro Devices, Inc.	118,213
37,024	@	Rovi Corp.	1,610,914
16,345	@	Semtech Corp.	271,245
3,400	@	Silicon Laboratories, Inc.	129,676
77,400	@	Skyworks Solutions, Inc.	1,385,367
24,228		Solera Holdings, Inc.	961,367
4,140	@	SRA International, Inc.	79,827
10,900	@	Synopsys, Inc.	249,328
3,979	@	Tech Data Corp.	144,040
77,933	@	TIBCO Software, Inc.	1,126,327
12,078	@	Trimble Navigation Ltd.	339,754
16,457	@	Vishay Intertechnology, Inc.	126,554
4,400	@	Zebra Technologies Corp.	125,633
			19,918,125
		Materials: 6.1%
6,800		Albemarle Corp.	272,612
15,871		Aptargroup, Inc.	661,027
6,152		Ashland, Inc.	285,822
10,187		Cabot Corp.	288,556
4,000		Carpenter Technology Corp.	124,040
10,500		Commercial Metals Co.	136,815
18,634		Cytec Industries, Inc.	883,811
2,505		Greif, Inc. - Class A	142,525
18,500		Lubrizol Corp.	1,726,235
3,456		Martin Marietta Materials, Inc.	252,979
1,000		NewMarket Corp.	100,224
7,600		Olin Corp.	136,583
8,325		Packaging Corp. of America	185,564
5,534		Reliance Steel & Aluminum Co.	206,142
3,100		Rock-Tenn Co.	149,460
18,037		RPM International, Inc.	304,825
3,400		Scotts Miracle-Gro Co.	160,840

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Materials (continued)
3,587		Sensient Technologies Corp.		$99,554
29,398		Sonoco Products Co.		924,567
17,789		Steel Dynamics, Inc.		243,709
9,256		Temple-Inland, Inc.		147,448
16,520		Valspar Corp.		497,582
12,351		Worthington Industries		175,631
				8,106,551
		Telecommunication Services: 0.8%
49,291	@, S	Cincinnati Bell, Inc.		115,834
26,418	@	Syniverse Holdings, Inc.		543,418
7,664		Telephone & Data Systems, Inc.		221,413
10,940	@	TW Telecom, Inc.		191,833
				1,072,498
		Utilities: 6.8%
11,240		AGL Resources, Inc.		412,508
28,801		Alliant Energy Corp.		1,008,611
10,000		Aqua America, Inc.		198,933
7,000		Atmos Energy Corp.		198,299
20,368		Black Hills Corp.		619,798
4,100		Cleco Corp.		116,228
12,570		DPL, Inc.		318,272
4,800		Energen Corp.		204,864
10,800		Great Plains Energy, Inc.		199,692
37,291		Hawaiian Electric Industries		895,730
18,664		Idacorp, Inc.		654,360
19,330		MDU Resources Group, Inc.		363,597
7,400		National Fuel Gas Co.		318,052
6,900		NSTAR		262,407
19,800		NV Energy, Inc.		253,440
26,449		OGE Energy Corp.		1,032,833
9,203		PNM Resources, Inc.		105,282
49,478		Questar Corp.		805,967
10,701		UGI Corp.		295,348
11,534		Vectren Corp.		283,044
8,100		Westar Energy, Inc.		193,896
8,981		WGL Holdings, Inc.		316,760
				9,057,921
		Total Common Stock
		(Cost $108,072,682)		115,295,444
REAL ESTATE INVESTMENT TRUSTS: 12.0%
		Financials: 12.0%
19,722		Alexandria Real Estate Equities, Inc.		1,368,115
13,645		AMB Property Corp.		324,615
26,783		BRE Properties, Inc.		1,094,889
24,533		Camden Property Trust		1,122,630
5,200		Corporate Office Properties Trust SBI MD		187,720
12,400		Cousins Properties, Inc.		81,368
21,008		Duke Realty Corp.		235,500
4,600		Equity One, Inc.		73,483
12,524		Essex Property Trust, Inc.		1,324,663
16,577		Federal Realty Investment Trust		1,314,390
8,203		Highwoods Properties, Inc.		256,590
10,700		Hospitality Properties Trust		209,185
15,524		Liberty Property Trust		471,464
21,618		Macerich Co.		895,418
6,835		Mack-Cali Realty Corp.		210,860
9,600	S	Nationwide Health Properties, Inc.		369,312
29,028		Omega Healthcare Investors, Inc.		621,504
3,900		Potlatch Corp.		130,472
6,524		Rayonier, Inc.		308,585
35,156		Realty Income Corp.		1,145,734
6,930		Regency Centers Corp.		252,668
45,422		Senior Housing Properties Trust		1,067,417
26,500		SL Green Realty Corp.		1,597,419
58,700		UDR, Inc.		1,208,046
9,256		Weingarten Realty Investors		186,786
		Total Real Estate Investment Trusts
		(Cost $13,242,704)		16,058,833
		Total Long-Term Investments
		(Cost $121,315,386)		131,354,277
SHORT-TERM INVESTMENTS: 4.5%
		Affiliated Mutual Fund: 0.4%
462,000		ING Institutional Prime Money Market Fund - Class I		462,000
		Total Mutual Fund
		(Cost $462,000)		462,000
		Securities Lending Collateral(cc): 4.1%
$4,891,966		BNY Mellon Overnight Government Fund (1)		4,891,966
750,670	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		600,536
		Total Securities Lending Collateral
		(Cost $5,642,636)		5,492,502
		Total Short-Term Investments
		(Cost $6,104,636)		5,954,502
		Total Investments in Securities
		(Cost $127,420,022)*	103.1%	$137,308,779
		Other Assets and Liabilities - Net	(3.1)	(4,107,253)
		Net Assets	100.0%	$133,201,526

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
*	Cost for federal income tax purposes is $128,917,327.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$13,526,503
	Gross Unrealized Depreciation	(5,135,051)
	Net Unrealized Appreciation	$8,391,452

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$115,295,444	$—	$—	$115,295,444
Real Estate Investment Trusts	16,058,833	—	—	16,058,833
Short-Term Investments	5,353,966	—	600,536	5,954,502
Total Investments, at value	$136,708,243	$—	$600,536	$137,308,779
Other Financial Instruments+:
Futures	5,623	—	—	5,623
Total Assets	$136,713,866	$—	$600,536	$137,314,402

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$600,536	$—	$—	$—	$—	$—	$—	$—	$600,536
Total Investments, at value	$600,536	$—	$—	$—	$—	$—	$—	$—	$600,536

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

ING Index Plus MidCap Fund Open Futures Contracts on August 31, 2010:

	Number of		Notional	Unrealized
Contract Description	Contracts	Expiration Date	Value	Appreciation
Long Contracts
S&P Mid 400 E-Mini	36	09/17/10	$2,595,960	$5,623
			$2,595,960	$5,623

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2010:

Derivatives Fair Value*
Equity contracts	$5,623
Total	$5,623

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 89.1%
		Consumer Discretionary: 15.5%
941	@	American Public Education, Inc.	$23,377
7,626		Arbitron, Inc.	194,005
4,650	@	Arctic Cat, Inc.	32,504
3,230		Big 5 Sporting Goods Corp.	38,324
231	@, S, L	Biglari Holdings, Inc.	67,082
6,252	@	BJ’s Restaurants, Inc.	149,673
798	@	Blue Nile, Inc.	33,037
1,198		Blyth, Inc.	45,668
3,931		Brown Shoe Co., Inc.	41,354
9,513		Brunswick Corp.	120,910
2,594		Buckle, Inc.	62,126
1,450	@	Buffalo Wild Wings, Inc.	60,639
4,527	@, S, L	Cabela’s, Inc.	70,531
3,477	@	California Pizza Kitchen, Inc.	53,407
5,018		Callaway Golf Co.	31,532
1,291	@	Capella Education Co.	80,791
5,111	@	Carter’s, Inc.	114,180
8,667		Cato Corp.	198,908
1,064	@	CEC Entertainment, Inc.	33,356
2,697	@	Childrens Place Retail Stores, Inc.	117,751
2,286		Christopher & Banks Corp.	14,766
2,784	@, S, L	Coinstar, Inc.	121,104
7,387		Cracker Barrel Old Country Store	329,534
9,251	@	CROCS, Inc.	115,638
8,675	@	Deckers Outdoor Corp.	377,102
1,625	@	DineEquity, Inc.	51,870
3,006	@	Drew Industries, Inc.	57,505
1,714		Ethan Allen Interiors, Inc.	23,394
4,369	@, S, L	EW Scripps Co.	29,666
15,609	S	Finish Line	206,039
10,976		Fred’s, Inc.	120,956
2,932	@, S, L	Genesco, Inc.	74,004
2,234	@	Group 1 Automotive, Inc.	56,386
2,687	@, S	Gymboree Corp.	101,112
4,648	@	Haverty Furniture Cos., Inc.	44,667
4,611	@	Helen of Troy Ltd.	102,618
4,790	@	Hibbett Sporting Goods, Inc.	111,607
4,091	S, L	Hillenbrand, Inc.	77,852
4,661	@	HSN, Inc.	122,538
6,524	@	Iconix Brand Group, Inc.	99,393
7,060	@	Interval Leisure Group, Inc.	88,179
2,542	@	Jack in the Box, Inc.	51,422
9,915	@, S, L	Jakks Pacific, Inc.	147,734
7,818	@	Jo-Ann Stores, Inc.	317,880
8,414	@	JoS. A Bank Clothiers, Inc.	307,363
3,968	@, S, L	K-Swiss, Inc.	45,116
5,858	@	La-Z-Boy, Inc.	39,249
16,015	@	Live Nation, Inc.	138,370
11,166	@, S	Liz Claiborne, Inc.	46,897
786	@	Lumber Liquidators	15,852
5,106	@	Maidenform Brands, Inc.	136,198
1,165		Marcus Corp.	12,816
—	@	MarineMax, Inc.	—
4,625		Men’s Wearhouse, Inc.	89,170
1,991	@, S, L	Meritage Homes Corp.	35,559
6,491		Monro Muffler, Inc.	271,843
—	@, S	Multimedia Games, Inc.	—
2,093	S, L	National Presto Industries, Inc.	209,342
2,597		Nutri/System, Inc.	45,603
—	@, S	O’Charleys, Inc.	—
8,072	@	OfficeMax, Inc.	78,621
3,877		Oxford Industries, Inc.	76,454
4,118	@	Papa John’s International, Inc.	98,050
1,529	@	Peet’s Coffee & Tea, Inc.	52,414
6,220	S, L	PEP Boys-Manny Moe & Jack	56,104
1,705	@	Perry Ellis International, Inc.	31,304
1,584		PetMed Express, Inc.	24,594
8,076	S, L	PF Chang’s China Bistro, Inc.	345,734
7,343	@, S, L	Pinnacle Entertainment, Inc.	71,961
7,880		Polaris Industries, Inc.	420,240
5,090		Pool Corp.	93,911
1,728	@	Pre-Paid Legal Services, Inc.	94,285
14,724	@, S	Quiksilver, Inc.	52,859
3,181	@	RC2 Corp.	58,562

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
1,390	@	Red Robin Gourmet Burgers, Inc.	$25,800
8,311	@	Ruby Tuesday, Inc.	76,544
—	@, S	Ruth’s Chris Steak House	—
2,805	@	Shuffle Master, Inc.	22,374
3,104	@	Skechers USA, Inc.	79,059
6,230	@	Sonic Automotive, Inc.	54,886
7,608	@	Sonic Corp.	58,353
—		Spartan Motors, Inc.	—
6,284		Stage Stores, Inc.	70,129
5,512	S, L	Standard Motor Products, Inc.	47,403
7,363	@	Standard-Pacific Corp.	25,697
—	@, S, L	Stein Mart, Inc.	—
6,898	@	Steven Madden Ltd.	237,268
3,406		Sturm Ruger & Co., Inc.	43,835
3,900	S, L	Superior Industries International	56,862
15,381	@	Texas Roadhouse, Inc.	203,952
2,201	@	True Religion Apparel, Inc.	38,694
3,393	@, S, L	Universal Electronics, Inc.	64,908
3,711	@, S, L	Universal Technical Institute, Inc.	57,335
1,295	@	Volcom, Inc.	20,207
4,818	@	Winnebago Industries	41,338
4,084		Wolverine World Wide, Inc.	103,203
1,589	@	Zumiez, Inc.	23,865
			8,712,304
		Consumer Staples: 3.8%
7,696	@	Alliance One International, Inc.	26,899
1,910		Andersons, Inc.	68,435
3,508	@	Boston Beer Co., Inc.	230,511
2,109		Cal-Maine Foods, Inc.	62,595
12,294	S, L	Casey’s General Stores, Inc.	462,500
6,347	@	Central Garden & Pet Co.	59,281
9,537	@	Darling International, Inc.	71,718
7,099	S, L	Diamond Foods, Inc.	299,791
10,715	@, S, L	Great Atlantic & Pacific Tea Co.	32,574
3,905	@	Hain Celestial Group, Inc.	87,238
1,246		J&J Snack Foods Corp.	47,037
3,558		Lance, Inc.	76,533
495	@	Medifast, Inc.	13,287
5,045		Nash Finch Co.	198,117
1,875		Sanderson Farms, Inc.	80,644
3,975	@	TreeHouse Foods, Inc.	164,963
4,333	@	United Natural Foods, Inc.	150,528
645		WD-40 Co.	22,640
			2,155,291
		Energy: 5.1%
4,197	@, S, L	Basic Energy Services, Inc.	30,134
3,328	@, S, L	Bristow Group, Inc.	109,824
5,611		CARBO Ceramics, Inc.	424,921
2,573	@, S	Dril-Quip, Inc.	136,035
3,527	S, L	Gulf Island Fabrication, Inc.	52,482
3,667		Holly Corp.	95,379
1,893	@	Hornbeck Offshore Services, Inc.	29,982
16,735	@	ION Geophysical Corp.	57,234
7,183		Lufkin Industries, Inc.	277,695
5,745	@	Matrix Service Co.	48,890
9,164	@	Oil States International, Inc.	377,832
3,998	S, L	Penn Virginia Corp.	55,732
6,700	@, S, L	Petroleum Development Corp.	180,230
7,226	@, S	Petroquest Energy, Inc.	43,211
8,957	@, S, L	Pioneer Drilling Co.	48,726
1,644	@, S, L	SEACOR Holdings, Inc.	129,333
—	@, S, L	Seahawk Drilling, Inc.	—
6,162		SM Energy Co.	234,094
4,030	@	Stone Energy Corp.	45,579
9,004	@, S, L	Superior Well Services, Inc.	199,259
2,808	@	Swift Energy Co.	75,676
5,976	@	Tetra Technologies, Inc.	50,139
7,247		World Fuel Services Corp.	185,088
			2,887,475
		Financials: 10.4%
3,054		American Physicians Capital, Inc.	126,252
5,623	@, S, L	Amerisafe, Inc.	98,796
—		Bank Mutual Corp.	—
6,876	S, L	Bank of the Ozarks, Inc.	252,624
5,294		Boston Private Financial Holdings, Inc.	33,286
6,352	S, L	Brookline Bancorp., Inc.	59,455
3,879		Cash America International, Inc.	118,814
3,277	S, L	City Holding Co.	93,558
3,936		Columbia Banking System, Inc.	70,100
10,658		Community Bank System, Inc.	240,658
4,431		Delphi Financial Group	98,811
5,789		Dime Community Bancshares	72,235

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
12,806		East-West Bancorp., Inc.	$187,224
1,479	@	eHealth, Inc.	15,007
2,890		Employers Holdings, Inc.	42,437
11,893	@	Ezcorp, Inc.	213,836
600	@	First Bancorp. Puerto Rico	218
11,062	@	First Cash Financial Services, Inc.	263,939
6,906		First Commonwealth Financial Corp.	34,708
3,703		First Financial Bancorp.	59,063
1,520	S, L	First Financial Bankshares, Inc.	67,898
5,746		First Midwest Bancorp., Inc.	63,091
3,945	@, S, L	Forestar Real Estate Group, Inc.	58,702
12,989		Glacier Bancorp., Inc.	179,768
3,361		Hancock Holding Co.	91,486
300	@, S, L	Hanmi Financial Corp.	363
828		Home Bancshares, Inc.	17,832
6,452		Horace Mann Educators Corp.	105,698
2,081		Independent Bank Corp.	43,639
1,498		Infinity Property & Casualty Corp.	69,432
2,876	@	Interactive Brokers Group, Inc.	46,446
4,627	@, S, L	Investment Technology Group, Inc.	61,493
5,429	@, S	National Financial Partners Corp.	57,765
7,181		National Penn Bancshares, Inc.	41,659
2,161	@, S, L	Navigators Group, Inc.	90,395
2,394		NBT Bancorp., Inc.	48,885
6,936		Old National Bancorp.	63,950
4,348	@	OptionsXpress Holdings, Inc.	61,916
2,616	@	Pinnacle Financial Partners, Inc.	22,546
2,408	@, S, L	Piper Jaffray Cos.	66,509
1,142	@, S, L	Portfolio Recovery Associates, Inc.	72,745
7,181		PrivateBancorp, Inc.	75,113
3,785	@	ProAssurance Corp.	200,416
1,565		RLI Corp.	82,100
2,289	S, L	S&T Bancorp, Inc.	38,844
4,122		Safety Insurance Group, Inc.	167,972
3,278		Selective Insurance Group	48,711
7,414	@, S	Signature Bank	270,908
2,161		Simmons First National Corp.	54,846
4,697		Sterling Bancorp.	40,864
7,558		Sterling Bancshares, Inc.	38,072
3,500	@	Stifel Financial Corp.	151,480
10,138		Susquehanna Bancshares, Inc.	80,192
5,767		SWS Group, Inc.	41,580
7,617		Tower Group, Inc.	163,461
4,134	@, S, L	TradeStation Group, Inc.	24,267
6,884		Trustco Bank Corp.	36,623
4,548		UMB Financial Corp.	144,990
11,465	S, L	Umpqua Holdings Corp.	119,236
5,209	S, L	United Bankshares, Inc.	119,859
—	@	United Community Banks, Inc.	—
2,455		United Fire & Casualty Co.	49,665
10,140		Whitney Holding Corp.	75,340
8,099	S	Wilshire Bancorp., Inc.	50,214
4,501		Wintrust Financial Corp.	129,449
6,088	@, S, L	World Acceptance, Corp.	248,086
			5,865,527
		Health Care: 12.8%
893	@	Abaxism, Inc.	16,154
5,812	@	Affymetrix, Inc.	23,993
882	@	Air Methods Corp.	32,190
7,097	@, S, L	Align Technology, Inc.	113,729
1,024	@, S, L	Almost Family, Inc.	25,876
3,378	@, S, L	Amedisys, Inc.	78,099
7,278	@	American Medical Systems Holdings, Inc.	132,605
14,606	@	AMERIGROUP Corp.	538,950
3,137	@, S	AMN Healthcare Services, Inc.	13,960
4,002	@, S	Amsurg Corp.	66,713
1,607		Analogic Corp.	66,658
8,885	@, S, L	Arqule, Inc.	46,380
1,787	@	Bio-Reference Labs, Inc.	35,531
2,900		Cantel Medical Corp.	41,673
7,088	@	Catalyst Health Solutions, Inc.	284,158
5,155	@	Centene Corp.	104,234
1,310		Chemed Corp.	65,369
512		Computer Programs & Systems, Inc.	20,958
1,603	@	Conmed Corp.	29,682
11,577		Cooper Cos., Inc.	467,016
2,191	@	Corvel Corp.	80,286
4,961	@	Cubist Pharmaceuticals, Inc.	109,291
2,829	@	Cyberonics	60,625
3,481	@, S, L	Dionex Corp.	252,373
1,434	@	Emergent Biosolutions, Inc.	25,979
5,088	@	eResearch Technology, Inc.	37,677

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
3,110	@	Genoptix, Inc.	$53,523
3,405	@	Gentiva Health Services, Inc.	69,973
1,370	@	Greatbatch, Inc.	30,099
4,989	@	Haemonetics Corp.	259,827
4,416	@	Hanger Orthopedic Group, Inc.	57,629
4,614	@	Healthspring, Inc.	95,787
1,545	@	Healthways, Inc.	19,272
6,022	@	HMS Holdings Corp.	314,228
898	@	ICU Medical, Inc.	32,248
4,027	@	Integra LifeSciences Holdings Corp.	140,019
6,601	S	Invacare Corp.	151,163
810	@	IPC The Hospitalist Co., Inc.	18,927
3,380	@	Kendle International, Inc.	26,465
2,475	@, S, L	Kensey Nash Corp.	65,637
483		Landauer, Inc.	27,253
2,602	@	LHC Group, Inc.	52,066
8,981	@	Magellan Health Services, Inc.	393,458
4,665	@	Martek Biosciences Corp.	101,790
—	@, S, L	Medcath Corp.	—
2,056		Meridian Bioscience, Inc.	37,584
3,624	@	Merit Medical Systems, Inc.	57,187
5,963	@	Micrus Endovascular Corp.	139,648
2,744	@	Molina Healthcare, Inc.	69,588
3,567	@	MWI Veterinary Supply, Inc.	189,408
4,081	@	Natus Medical, Inc.	49,258
6,395	@	Neogen Corp.	186,862
4,424	@	Omnicell, Inc.	49,350
4,572	@	Palomar Medical Technologies, Inc.	40,416
10,742	@	Par Pharmaceutical Cos., Inc.	283,267
6,169	@	Parexel International Corp.	122,701
2,345	@	PharMerica Corp.	18,197
4,785	@	PSS World Medical, Inc.	87,853
1,661		Quality Systems, Inc.	93,099
8,807	@	Regeneron Pharmaceuticals, Inc.	193,578
2,386	@	RehabCare Group, Inc.	39,512
2,088	@	Res-Care, Inc.	25,915
11,366	@, S	Salix Pharmaceuticals Ltd.	430,317
7,471	@	Savient Pharmaceuticals, Inc.	107,732
6,510	@, S, L	Symmetry Medical, Inc.	58,525
8,678	@	Viropharma, Inc.	108,822
2,487		West Pharmaceutical Services, Inc.	83,613
2,925	@, S, L	Zoll Medical Corp.	77,279
			7,229,234
		Industrials: 15.9%
1,757	S, L	AAON, Inc.	38,988
3,847	@, S, L	AAR Corp.	59,090
9,037		ABM Industries, Inc.	177,216
19,162		Actuant Corp.	379,791
2,576		Administaff, Inc.	55,693
2,156	@, S, L	Aerovironment, Inc.	48,769
3,179		Albany International Corp.	56,427
1,734	@	Allegiant Travel Co.	65,250
2,253		American Science & Engineering, Inc.	159,895
7,219		AO Smith Corp.	370,696
5,948		Apogee Enterprises, Inc.	53,770
10,783		Applied Industrial Technologies, Inc.	288,984
1,891	S, L	Applied Signal Technology, Inc.	37,139
3,192		Arkansas Best Corp.	65,819
2,218	@	Astec Industries, Inc.	57,003
3,358	@	ATC Technology Corp.	81,029
3,072		AZZ, Inc.	122,324
840		Badger Meter, Inc.	31,373
9,518		Baldor Electric Co.	333,891
3,727		Barnes Group, Inc.	56,688
4,596		Belden CDT, Inc.	100,652
4,876	S	Bowne & Co., Inc.	53,977
4,536		Brady Corp.	116,847
5,760		Briggs & Stratton Corp.	104,544
1,113		Cascade Corp.	34,748
2,825	@	Ceradyne, Inc.	61,698
643		CIRCOR International, Inc.	17,878
5,158		Clarcor, Inc.	173,515
6,059		Comfort Systems USA, Inc.	63,195
1,293	@, S, L	Consolidated Graphics, Inc.	51,345
5,864		Cubic Corp.	223,946
3,493	S	Curtiss-Wright Corp.	92,879
2,485	@	Dolan Media Co.	22,839
5,598	@	Dycom Industries, Inc.	45,008
5,802	@	EMCOR Group, Inc.	131,937
1,024		Encore Wire Corp.	18,645
3,449	@	EnPro Industries, Inc.	94,192
1,267		ESCO Technologies, Inc.	39,484

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
3,385	@	Esterline Technologies Corp.	$155,710
3,428	@	Exponent, Inc.	105,720
4,384		Federal Signal Corp.	23,134
2,521		Forward Air Corp.	60,050
594		G&K Services, Inc.	11,914
12,031	@	Gencorp, Inc.	52,696
14,407	@	Geo Group, Inc.	318,395
3,754	@	Gibraltar Industries, Inc.	28,530
5,970	@, S, L	Griffon Corp.	63,819
4,841		Healthcare Services Group	100,548
5,677	S, L	Heartland Express, Inc.	82,657
2,851	S, L	Heidrick & Struggles International, Inc.	49,522
3,381	@	HUB Group, Inc.	89,867
7,628	@	II-VI, Inc.	262,327
2,900	@	Insituform Technologies, Inc.	59,044
14,976	S, L	Interface, Inc.	191,992
3,452	S	John Bean Technologies Corp.	51,331
898	S, L	Kaman Corp.	19,190
2,522		Kaydon Corp.	81,738
4,290	@	Kelly Services, Inc.	44,788
5,112		Knight Transportation, Inc.	96,310
1,711		Lindsay Manufacturing Co.	63,085
2,198	@	Mobile Mini, Inc.	31,587
2,858	@	Moog, Inc.	89,170
5,978		Mueller Industries, Inc.	140,961
5,427	@	NCI Building Systems, Inc.	47,758
13,822	@	Old Dominion Freight Line	322,191
1,776	@, S, L	On Assignment, Inc.	7,726
4,874	@, S, L	Orbital Sciences Corp.	63,313
1,812	@	Orion Marine Group, Inc.	20,594
1,683	@	Powell Industries, Inc.	47,898
5,736		Quanex Building Products Corp.	90,629
5,638		Robbins & Myers, Inc.	133,077
3,259	@	School Specialty, Inc.	42,465
7,352	@, S	SFN Group, Inc.	39,995
3,815		Simpson Manufacturing Co., Inc.	84,083
5,660		Skywest, Inc.	72,108
5,249		Standex International Corp.	123,509
5,836	@, S	SYKES Enterprises, Inc.	69,799
2,572	@	Teledyne Technologies, Inc.	93,055
6,195	@	Tetra Tech, Inc.	112,439
8,320		Toro Co.	415,168
3,549		Tredegar Corp.	58,275
1,842		Triumph Group, Inc.	122,272
4,803	@	TrueBlue, Inc.	51,824
1,723		Unifirst Corp.	67,645
2,703	@	United Stationers, Inc.	121,338
2,507		Universal Forest Products, Inc.	64,956
3,356		Viad Corp.	53,193
947	S, L	Vicor Corp.	12,794
2,903		Watsco, Inc.	149,069
6,275	S, L	Watts Water Technologies, Inc.	188,501
			8,936,923
		Information Technology: 17.1%
6,160	@	Actel Corp.	87,715
3,600	@	Advanced Energy Industries, Inc.	50,796
547	S, L	Agilysys, Inc.	2,374
9,336	@	Anixter International, Inc.	428,336
14,044	@	Arris Group, Inc.	114,739
3,592	@	ATMI, Inc.	45,888
3,351	@	Avid Technology, Inc.	37,129
7,464	@	Benchmark Electronics, Inc.	104,720
3,513		Black Box Corp.	99,067
2,186		Blackbaud, Inc.	45,558
3,492	@	Blue Coat Systems, Inc.	65,754
9,142	@	Brightpoint, Inc.	54,486
9,327	@	Brooks Automation, Inc.	63,237
3,311	@, S, L	Cabot Microelectronics Corp.	99,098
3,698	@	CACI International, Inc.	150,915
3,674	@	Checkpoint Systems, Inc.	67,381
5,096	@, S, L	Cogent, Inc.	56,056
13,151		Cognex Corp.	256,445
939		Cohu, Inc.	10,810
4,007	@	Commvault Systems, Inc.	98,372
1,655	@	Compellent Technologies, Inc.	25,524
1,349	@	comScore, Inc.	24,604
4,534	@	Comtech Telecommunications	92,358
12,422	@	Concur Technologies, Inc.	580,977
3,017	@	CSG Systems International	55,211
6,043		CTS Corp.	48,586
2,191	@, S, L	Cymer, Inc.	64,481
18,381	@, S	Cypress Semiconductor Corp.	194,563

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
10,390		Daktronics, Inc.	$95,692
4,194	@	DealerTrack Holdings, Inc.	61,841
2,355	@	DG FastChannel, Inc.	37,303
4,363	@, S, L	Digi International, Inc.	33,072
5,229	@	Diodes, Inc.	77,128
—	@	DSP Group, Inc.	—
5,306	@	DTS, Inc.	185,975
1,836	@	Ebix, Inc.	34,153
3,277	@, S, L	Electro Scientific Industries, Inc.	35,555
3,864	@, S, L	EMS Technologies, Inc.	56,105
3,093	@	Epicor Software Corp.	21,094
4,825		EPIQ Systems, Inc.	60,071
3,411	@, S, L	Faro Technologies, Inc.	62,558
4,033	@	FEI Co.	67,190
5,597	@, S, L	Forrester Research, Inc.	171,772
14,971	@	Harmonic, Inc.	86,982
4,306	S, L	Heartland Payment Systems, Inc.	60,930
1,963	@	Hittite Microwave Corp.	83,526
4,410	@	Hutchinson Technology, Inc.	12,657
2,587	@	Infospace, Inc.	18,135
14,713	@	Insight Enterprises, Inc.	193,329
4,659	@	Integral Systems, Inc.	31,495
6,117	@, S, L	Intermec, Inc.	64,290
5,815	@	j2 Global Communications, Inc.	125,430
5,314	@	JDA Software Group, Inc.	122,063
6,547	@, S, L	Knot, Inc.	46,222
9,318	@, S	Kopin Corp.	26,230
4,253	@	Kulicke & Soffa Industries, Inc.	24,517
1,341	@	Littelfuse, Inc.	50,412
2,206	@	Manhattan Associates, Inc.	57,455
1,847		MAXIMUS, Inc.	99,202
1,034	@	Mercury Computer Systems, Inc.	11,459
4,775		Methode Electronics, Inc.	42,641
4,956		Micrel, Inc.	43,836
7,162	@	Microsemi Corp.	100,268
429	@	MicroStrategy, Inc.	33,458
5,100	@	MKS Instruments, Inc.	88,026
655		MTS Systems Corp.	17,492
4,891	@	Netgear, Inc.	103,298
14,120	@	Netscout Systems, Inc.	223,520
4,849	@	Newport Corp.	45,920
10,115	@, S	Novatel Wireless, Inc.	58,768
4,396	@	OSI Systems, Inc.	129,873
3,099	S, L	Park Electrochemical Corp.	74,066
6,734	@	Perficient, Inc.	58,451
3,347	@	Plexus Corp.	77,048
3,312	@	Progress Software Corp.	88,464
23,211	@, S, L	Radiant Systems, Inc.	415,709
10,632	@	Radisys Corp.	96,326
1,612	@	Rogers Corp.	43,202
7,697	@, S, L	Rudolph Technologies, Inc.	60,845
1,745	@	Scansource, Inc.	43,555
5,053	@, S, L	Sigma Designs, Inc.	48,004
6,110	@	Smith Micro Software, Inc.	46,742
2,539	@	Sonic Solutions, Inc.	20,596
1,191	@	Sourcefire, Inc.	30,166
5,257	@	Stamps.com, Inc.	59,632
2,823	@	Standard Microsystems Corp.	51,153
1,224	@	Stratasys, Inc.	27,779
1,368	@	Supertex, Inc.	30,110
12,405	@	Synaptics, Inc.	327,740
3,557	@	SYNNEX Corp.	82,024
8,375	@	Take-Two Interactive Software, Inc.	69,680
10,361	@	Taleo Corp.	265,552
16,726	S, L	Technitrol, Inc.	62,053
7,589	@	Tekelec	83,175
4,497	@	TeleTech Holdings, Inc.	57,022
6,932	@	Tessera Technologies, Inc.	105,366
11,280	@, S	THQ, Inc.	40,044
15,333	@	Triquint Semiconductor, Inc.	106,564
6,199	@, S, L	TTM Technologies, Inc.	51,204
3,750	@, S, L	Tyler Technologies, Inc.	64,913
6,458	@	Ultratech, Inc.	106,695
10,398		United Online, Inc.	51,262
6,663	@	Varian Semiconductor Equipment Associates, Inc.	165,376
3,049	@, S, L	Veeco Instruments, Inc.	101,318
10,621	@, S, L	Viasat, Inc.	371,204
1,712	@	Volterra Semiconductor Corp.	34,516
4,117	@	Websense, Inc.	80,076
3,661	@	Wright Express Corp.	117,555
			9,641,310

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Materials: 3.8%
9,336		Amcol International Corp.	$243,856
2,027		Arch Chemicals, Inc.	62,269
2,549		Balchem Corp.	62,323
2,677	@	Brush Engineered Materials, Inc.	64,382
2,159		Buckeye Technologies, Inc.	25,649
4,617	@, S, L	Calgon Carbon Corp.	57,620
6,097	@	Century Aluminum Co.	60,970
4,123	@	Clearwater Paper Corp.	280,199
490		Deltic Timber Corp.	20,058
3,484		Eagle Materials, Inc.	79,958
6,800		HB Fuller Co.	129,132
13,141	@, S, L	Headwaters, Inc.	40,343
1,145	@	LSB Industries, Inc.	18,835
2,735		Myers Industries, Inc.	17,422
1,490		Neenah Paper, Inc.	21,933
3,154	@, S, L	OM Group, Inc.	80,742
10,314	@	PolyOne Corp.	100,562
1,801		Quaker Chemical Corp.	53,328
2,869	@, S, L	RTI International Metals, Inc.	79,184
3,125		Schulman A, Inc.	56,781
5,967		Schweitzer-Mauduit International, Inc.	321,263
953		Stepan Co.	52,844
2,512	S, L	Texas Industries, Inc.	75,963
9,477	@, S, L	Wausau Paper Corp.	59,989
3,132	S, L	Zep, Inc.	54,215
			2,119,820
		Telecommunication Services: 0.7%
5,270	@	Cbeyond, Inc.	62,977
18,510	@, S, L	General Communication, Inc.	166,775
1,966	@	Neutral Tandem, Inc.	22,216
2,511		NTELOS Holdings Corp.	40,628
4,522	@	Tollgrade Communications, Inc.	31,576
7,226		USA Mobility, Inc.	103,765
			427,937
		Utilities: 4.0%
1,681		Allete, Inc.	59,668
1,094		American States Water Co.	36,459
6,995	S, L	Avista Corp.	145,986
609		Central Vermont Public Service Corp.	12,115
1,805		CH Energy Group, Inc.	76,063
13,281	@	El Paso Electric Co.	304,799
2,104		Laclede Group, Inc.	70,063
4,413		New Jersey Resources Corp.	164,208
2,486		Northwest Natural Gas Co.	112,964
3,768		NorthWestern Corp.	105,956
10,919	S, L	Piedmont Natural Gas Co.	297,870
7,009		South Jersey Industries, Inc.	329,353
8,647		Southwest Gas Corp.	271,948
1,899		UIL Holdings Corp.	50,347
6,162		Unisource Energy Corp.	200,450
			2,238,249
		Total Common Stock
		(Cost $47,388,827)	50,214,070
REAL ESTATE INVESTMENT TRUSTS: 9.8%
		Financials: 9.8%
12,397		Acadia Realty Trust	222,402
22,714		BioMed Realty Trust, Inc.	388,182
3,056		Cedar Shopping Centers, Inc.	16,873
8,836		Colonial Properties Trust	140,139
11,800		DiamondRock Hospitality Co.	103,368
3,962		EastGroup Properties, Inc.	139,661
9,106		Entertainment Properties Trust	392,378
25,095		Extra Space Storage, Inc.	383,703
5,722	S, L	Franklin Street Properties Corp.	67,119
11,182	S	Healthcare Realty Trust, Inc.	261,771
8,741		Home Properties, Inc.	441,421
5,066		Inland Real Estate Corp.	39,001
3,443		Kilroy Realty Corp.	107,112
7,112		LaSalle Hotel Properties	149,850
11,620	S	Lexington Realty Trust	77,505
5,060		LTC Properties, Inc.	124,881
33,298		Medical Properties Trust, Inc.	327,652
9,040	S	Mid-America Apartment Communities, Inc.	510,489
18,720		National Retail Properties, Inc.	456,019
4,344		Parkway Properties, Inc.	63,509
4,691		Pennsylvania Real Estate Investment Trust	49,068
13,453		Post Properties, Inc.	341,706
2,985		PS Business Parks, Inc.	167,966
8,496		Sovran Self Storage, Inc.	320,894
2,420		Tanger Factory Outlet Centers, Inc.	111,852

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Financials (continued)
7,351		Urstadt Biddle Properties, Inc.		$134,964
		Total Real Estate Investment Trusts
		(Cost $4,992,027)		5,539,485
		Total Long-Term Investments
		(Cost $52,380,854)		55,753,555
SHORT-TERM INVESTMENTS: 12.8%
		Affiliated Mutual Fund: 2.9%
1,638,000		ING Institutional Prime Money Market Fund - Class I		1,638,000
		Total Mutual Fund
		(Cost $1,638,000)		1,638,000
		Securities Lending Collateral(cc): 9.9%
5,283,174		BNY Mellon Overnight Government Fund (1)		5,283,174
334,426	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		267,541
		Total Securities Lending Collateral
		(Cost $5,617,600)		5,550,715
		Total Short-Term Investments
		(Cost $7,255,600)		7,188,715
		Total Investments in Securities
		(Cost $59,636,454)*	111.7%	$62,942,270
		Other Assets and Liabilities - Net	(11.7)	(6,597,756)
		Net Assets	100.0%	$56,344,514

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
	*	Cost for federal income tax purposes is $60,299,471.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,092,063
		Gross Unrealized Depreciation		(3,449,264)
		Net Unrealized Appreciation		$2,642,799

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$50,214,070	$—	$—	$50,214,070
Real Estate Investment Trusts	5,539,485	—	—	5,539,485
Short-Term Investments	6,921,174	—	267,541	7,188,715
Total Investments, at value	$62,674,729	$—	$267,541	$62,942,270

Liabilities Table
Other Financial Instruments+:
Futures	(30,848)	—	—	(30,848)
Total Liabilities	$(30,848)	$—	$—	$(30,848)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$267,541	$—	$—	$—	$—	$—	$—	$—	$267,541
Total Investments, at value	$267,541	$—	$—	$—	$—	$—	$—	$—	$267,541

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

ING Index Plus SmallCap Fund Open Futures Contracts on August 31, 2010:

	Number of		Notional	Unrealized
Contract Description	Contracts	Expiration Date	Value	Depreciation
Long Contracts
Russell 2000® Mini Index	18	09/17/10	$1,082,880	$(30,848)
			$1,082,880	$(30,848)

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2010:

Derivatives Fair Value*
Equity contracts	$(30,848)
Total	$(30,848)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 88.2%
		Consumer Discretionary: 14.0%
62,200		Arbitron, Inc.	$1,582,368
34,900	@	Bally Technologies, Inc.	1,097,605
150,000		Callaway Golf Co.	937,500
9,800	@	Capella Education Co.	613,284
140,000	@	Collective Brands, Inc.	1,810,200
104,000		Cooper Tire & Rubber Co.	1,683,760
94,600	@	Dress Barn, Inc.	1,972,410
30,300	@	Fossil, Inc.	1,438,947
54,264	@	Gildan Activewear, Inc.	1,489,004
75,327	@	Jack in the Box, Inc.	1,520,099
37,749	@	Jo-Ann Stores, Inc.	1,534,874
43,300	@	Life Time Fitness, Inc.	1,470,901
190,167	@	OfficeMax, Inc.	1,852,227
80,654	@	Papa John’s International, Inc.	1,920,372
61,265		Pool Corp.	1,130,339
103,800		Regis Corp.	1,740,726
152,500	@	Ruby Tuesday, Inc.	1,404,525
11,000		Sotheby’s	292,710
54,400	@	Wet Seal, Inc.	164,288
84,600		Wolverine World Wide, Inc.	2,137,842
60,900		Wyndham Worldwide Corp.	1,412,271
			29,206,252
		Consumer Staples: 1.5%
29,380	L	Casey’s General Stores, Inc.	1,105,276
43,108		Flowers Foods, Inc.	1,113,911
64,700		Spartan Stores, Inc.	845,629
			3,064,816
		Energy: 5.2%
52,200	@	Bill Barrett Corp.	1,699,632
92,900	@	Carrizo Oil & Gas, Inc.	1,947,184
36,900	@	Dril-Quip, Inc.	1,950,903
131,300		Frontier Oil Corp.	1,537,523
152,900	@	McMoRan Exploration Co.	2,169,651
46,600	@	Unit Corp.	1,587,662
			10,892,555
		Financials: 13.3%
129,596		Boston Private Financial Holdings, Inc.	812,567
14,124		Cash America International, Inc.	432,618
77,053		Columbia Banking System, Inc.	1,372,314
76,352		Delphi Financial Group	1,702,650
101,937		First Midwest Bancorp., Inc.	1,119,268
133,182		FirstMerit Corp.	2,304,049
121,042		Flushing Financial Corp.	1,310,885
21,080		Greenhill & Co., Inc.	1,484,664
39,300		IBERIABANK Corp.	1,915,875
53,845	@	KBW, Inc.	1,182,975
163,000		Northwest Bancshares, Inc.	1,752,250
118,575		Old National Bancorp.	1,093,262
59,700	@	Piper Jaffray Cos.	1,648,914
10,386		Platinum Underwriters Holdings Ltd.	416,872
32,611	@	ProAssurance Corp.	1,726,752
58,509		Prosperity Bancshares, Inc.	1,664,581
115,774		Provident Financial Services, Inc.	1,327,928
153,933		Radian Group, Inc.	974,396
50,776	@	Stifel Financial Corp.	2,197,585
15,370	@	SVB Financial Group	571,303
79,965		Westfield Financial, Inc.	606,135
			27,617,843
		Health Care: 10.1%
15,542	@	Acorda Therapeutics, Inc.	468,125
4,000	@, L	AMAG Pharmaceuticals, Inc.	100,800
48,901	@	AMERIGROUP Corp.	1,804,447
60,100	@	Amsurg Corp.	1,001,867
8,298	@	Cubist Pharmaceuticals, Inc.	182,805
32,486	@	Greatbatch, Inc.	713,068
33,500	@	Haemonetics Corp.	1,744,680
135,069	@	Healthsouth Corp.	2,196,218
21,100	@	Human Genome Sciences, Inc.	613,799
47,403	@	Medicines Co.	545,135
30,700	@	Mednax, Inc.	1,422,638
75,652		Meridian Bioscience, Inc.	1,382,919
61,468	@	Nektar Therapeutics	787,405
44,500	@	Onyx Pharmaceuticals, Inc.	1,072,005
57,400		Owens & Minor, Inc.	1,530,284
91,300	@	PSS World Medical, Inc.	1,676,268
15,400	@	Salix Pharmaceuticals Ltd.	583,044

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
36,600	@	Savient Pharmaceuticals, Inc.	$527,772
42,957		Steris Corp.	1,235,873
47,900		Universal Health Services, Inc.	1,504,060
			21,093,212
		Industrials: 16.7%
103,900		Actuant Corp.	2,059,298
37,300	@	Allegiant Travel Co.	1,403,599
44,998	@	Atlas Air Worldwide Holdings, Inc.	1,950,213
100,800		Barnes Group, Inc.	1,533,168
68,830		Brady Corp.	1,773,061
20,659	@	Clean Harbors, Inc.	1,248,837
34,500		Gardner Denver, Inc.	1,647,030
117,700		Heartland Express, Inc.	1,713,712
53,359	@	HUB Group, Inc.	1,418,282
46,673	@	Kirby Corp.	1,718,967
54,262	@	Mobile Mini, Inc.	772,148
55,694	@	Moog, Inc.	1,737,653
24,900		Nordson Corp.	1,597,833
68,823	@	Orbital Sciences Corp.	894,011
30,110		Regal-Beloit Corp.	1,665,685
94,100		Resources Connection, Inc.	1,043,569
49,600	@	Teledyne Technologies, Inc.	1,794,528
55,600	@	Tetra Tech, Inc.	1,009,140
23,500		Toro Co.	1,172,650
68,900	@	TrueBlue, Inc.	743,431
38,102	@	Waste Connections, Inc.	1,438,351
42,600		Watsco, Inc.	2,187,510
71,760		Watts Water Technologies, Inc.	2,155,670
			34,678,346
		Information Technology: 16.8%
17,600	@	Acme Packet, Inc.	591,360
131,722	@	Advanced Energy Industries, Inc.	1,858,597
39,080	@	Anixter International, Inc.	1,792,990
35,194	@	Ansys, Inc.	1,364,823
85,085	@	Blue Coat Systems, Inc.	1,602,151
36,970	@	CACI International, Inc.	1,508,746
60,200	@	FEI Co.	1,002,932
23,572	@	Flir Systems, Inc.	592,129
94,200	@	Formfactor, Inc.	661,284
18,900		Global Payments, Inc.	711,207
53,000	@	Informatica Corp.	1,704,480
91,100	@	Intermec, Inc.	957,461
88,630	@	JDA Software Group, Inc.	2,035,831
166,644	@	Mentor Graphics Corp.	1,514,794
34,700	@	Micros Systems, Inc.	1,322,070
67,100	@	MKS Instruments, Inc.	1,158,146
100,500	@	ON Semiconductor Corp.	621,090
108,500	@	Parametric Technology Corp.	1,849,925
68,259	@	Plexus Corp.	1,571,322
69,161	@	Polycom, Inc.	1,969,705
32,500		Power Integrations, Inc.	890,175
31,400	@	Progress Software Corp.	838,694
101,300	@	QLogic Corp.	1,508,864
63,130	@	Quest Software, Inc.	1,352,876
51,000	@	Sourcefire, Inc.	1,293,870
107,382		Tellabs, Inc.	762,412
111,946	@	THQ, Inc.	397,408
176,058	@	Verigy Ltd.	1,472,725
			34,908,067
		Materials: 5.0%
33,900		Albemarle Corp.	1,359,051
118,700		Commercial Metals Co.	1,546,661
84,900		HB Fuller Co.	1,612,251
33,000		Minerals Technologies, Inc.	1,768,800
76,100		RPM International, Inc.	1,286,090
64,800		Silgan Holdings, Inc.	1,936,872
59,262		Worthington Industries	842,706
			10,352,431
		Telecommunication Services: 1.5%
66,559		Alaska Communications Systems Group, Inc.	642,960
52,109		NTELOS Holdings Corp.	843,124
44,100	@	SBA Communications Corp.	1,578,780
			3,064,864
		Utilities: 4.1%
28,133		Black Hills Corp.	856,087
74,160		Cleco Corp.	2,100,953
71,000	@	El Paso Electric Co.	1,629,450
28,638		Idacorp, Inc.	1,004,048
99,400		Portland General Electric Co.	1,986,012
27,873		WGL Holdings, Inc.	983,081
			8,559,631
		Total Common Stock
		(Cost $202,667,715)	183,438,017

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 6.3%
		Financials: 6.3%
221,835		DiamondRock Hospitality Co.		$1,943,275
75,700		DuPont Fabros Technology, Inc.		1,870,547
41,860		Entertainment Properties Trust		1,803,747
185,396		MFA Mortgage Investments, Inc.		1,366,369
25,400		Mid-America Apartment Communities, Inc.		1,434,338
77,187		National Retail Properties, Inc.		1,880,275
104,654		Redwood Trust, Inc.		1,445,272
162,367		U-Store-It Trust		1,298,936
		Total Real Estate Investment Trusts
		(Cost $12,310,067)		13,042,759
EXCHANGE-TRADED FUNDS: 4.3%
		Exchange-Traded Funds: 4.3%
31,700	L	iShares Russell 2000 Growth Index Fund		2,080,788
112,300	L	iShares Russell 2000 Index Fund		6,768,321
		Total Exchange-Traded Funds
		(Cost $9,609,647)		8,849,109
		Total Long-Term Investments
		(Cost $224,587,429)		205,329,885
SHORT-TERM INVESTMENTS: 4.7%
		Affiliated Mutual Fund: 0.6%
1,397,000		ING Institutional Prime Money Market Fund - Class I		1,397,000
		Total Mutual Fund
		(Cost $1,397,000)		1,397,000
		Securities Lending Collateral(cc): 4.1%
8,385,970		BNY Mellon Overnight Government Fund (1)		8,385,970
105,207	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		84,165
		Total Securities Lending Collateral
		(Cost $8,491,177)		8,470,135
		Total Short-Term Investments
		(Cost $9,888,177)		9,867,135
		Total Investments in Securities
		(Cost $234,475,606)*	103.5%	$215,197,020
		Other Assets and Liabilities - Net	(3.5)	(7,323,628)
		Net Assets	100.0%	$207,873,392

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at August 31, 2010.
*	Cost for federal income tax purposes is $235,091,092.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,032,352
	Gross Unrealized Depreciation	(24,926,424)
	Net Unrealized Depreciation	$(19,894,072)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$183,438,017	$—	$—	$183,438,017
Real Estate Investment Trusts	13,042,759	—	—	13,042,759
Exchange-Traded Funds	8,849,109	—	—	8,849,109
Short-Term Investments	9,782,970	—	84,165	9,867,135
Total Investments, at value	$215,112,855	$—	$84,165	$215,197,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2010
Asset Table
Investments, at value
Short-Term Investments	$84,165	$—	$—	$—	$—	$—	$—	$—	$84,165
Total Investments, at value	$84,165	$—	$—	$—	$—	$—	$—	$—	$84,165

As of August 31, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Consumer Discretionary: 9.7%
790	S	Abercrombie & Fitch Co.	$27,334
2,940	@, S	Amazon.com, Inc.	367,000
1,010	@, S	Apollo Group, Inc. - Class A	42,905
810	@, S	Autonation, Inc.	18,290
220	@, S	Autozone, Inc.	46,152
2,120	@, S	Bed Bath & Beyond, Inc.	76,256
2,910	S	Best Buy Co., Inc.	91,345
690	@, S	Big Lots, Inc.	21,569
1,900	@	Carmax, Inc.	37,867
3,580	S	Carnival Corp.	111,624
5,650	S	CBS Corp. - Class B	78,083
2,570	S	Coach, Inc.	92,109
24,180	S	Comcast Corp. – Class A	413,962
2,220	S	D.R. Horton, Inc.	22,777
1,160	S	Darden Restaurants, Inc.	47,862
600	S	DeVry, Inc.	22,866
7,550	@, S	DIRECTV	286,296
2,400	@	Discovery Communications, Inc. - Class A	90,600
2,220	@, S	Eastman Kodak Co.	7,748
1,750	S	Expedia, Inc.	40,005
1,060	S	Family Dollar Stores, Inc.	45,357
28,410	@, S	Ford Motor Co.	320,749
1,260	S	Fortune Brands, Inc.	56,435
1,260	@, S	GameStop Corp.	22,592
1,950	S	Gannett Co., Inc.	23,576
3,800	S	Gap, Inc.	64,182
1,280	S	Genuine Parts Co.	53,670
2,050	@, S	Goodyear Tire & Rubber Co.	18,942
2,790	S	H&R Block, Inc.	35,852
2,000	S	Harley-Davidson, Inc.	48,640
620	@, S	Harman International Industries, Inc.	19,325
1,060	S	Hasbro, Inc.	42,782
14,420	S	Home Depot, Inc.	401,020
2,540	S	International Game Technology	37,084
4,000	@, S	Interpublic Group of Cos., Inc.	34,120
1,980	S	JC Penney Co., Inc.	39,600
5,610	S	Johnson Controls, Inc.	148,833
2,540	@, S	Kohl’s Corp.	119,329
1,180	S	Leggett & Platt, Inc.	22,621
1,310	S	Lennar Corp.	17,253
2,340	S	Limited Brands, Inc.	55,224
11,920	S	Lowe’s Cos., Inc.	241,976
3,530	S	Macy’s, Inc.	68,623
2,142	S	Marriott International, Inc.	68,565
3,010	S	Mattel, Inc.	63,180
9,150	S	McDonald’s Corp.	668,499
2,640	S	McGraw-Hill Cos., Inc.	72,996
320	S	Meredith Corp.	9,363
1,010	@, S	New York Times Co.	7,252
2,220	S	Newell Rubbermaid, Inc.	33,344
18,730	S	News Corp. - Class A	235,436
3,260	S	Nike, Inc.	228,200
1,440	S	Nordstrom, Inc.	41,645
2,220	@, S	Office Depot, Inc.	7,570
2,540	S	Omnicom Group	88,925
1,150	@, S	O’Reilly Automotive, Inc.	54,361
540	S	Polo Ralph Lauren Corp.	40,900
400	@, S	Priceline.com, Inc.	116,592
2,633	@, S	Pulte Homes, Inc.	21,143
1,060	S	RadioShack Corp.	19,589
1,000	S	Ross Stores, Inc.	49,630
750	S	Scripps Networks Interactive - Class A	30,135
340	@, S	Sears Holding Corp.	21,046
1,300		Stanley Black & Decker, Inc.	69,732
6,150	S	Staples, Inc.	109,286
6,220	S	Starbucks Corp.	142,998
1,620	S	Starwood Hotels & Resorts Worldwide, Inc.	75,703
6,210	S	Target Corp.	317,704
1,060	S	Tiffany & Co.	42,008
2,894	S	Time Warner Cable, Inc.	149,359
9,440	S	Time Warner, Inc.	283,011
3,430	S	TJX Cos., Inc.	136,137
1,100	@, S	Urban Outfitters, Inc.	33,352
790	S	VF Corp.	55,790

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
4,980	S	Viacom - Class B	$156,472
16,750	S	Walt Disney Co.	545,883
40	S	Washington Post	14,409
660	S	Whirlpool Corp.	48,946
1,530	S	Wyndham Worldwide Corp.	35,481
600	S	Wynn Resorts Ltd.	48,366
3,900	S	Yum! Brands, Inc.	162,630
			8,186,073
		Consumer Staples: 11.3%
17,800	S	Altria Group, Inc.	397,296
5,380	S	Archer-Daniels-Midland Co.	165,596
3,630	S	Avon Products, Inc.	105,633
950	S	Brown-Forman Corp.	58,226
1,600	S	Campbell Soup Co.	59,616
1,160	S	Clorox Co.	75,191
19,810	S	Coca-Cola Co.	1,107,775
2,720	S	Coca-Cola Enterprises, Inc.	77,411
4,220	S	Colgate-Palmolive Co.	311,605
3,700	S	ConAgra Foods, Inc.	79,883
1,580	@, S	Constellation Brands, Inc.	26,323
3,630	S	Costco Wholesale Corp.	205,277
11,670	S	CVS Caremark Corp.	315,090
1,560	@, S	Dean Foods Co.	15,959
2,000	S	Dr Pepper Snapple Group, Inc.	73,640
1,040	S	Estee Lauder Cos., Inc.	58,313
5,580	S	General Mills, Inc.	201,773
1,480	S	Hershey Co.	68,776
2,680	S	HJ Heinz Co.	123,923
600	S	Hormel Foods Corp.	25,890
950	S	JM Smucker Co.	55,556
2,070	S	Kellogg Co.	102,838
3,430	S	Kimberly-Clark Corp.	220,892
14,860	S	Kraft Foods, Inc.	445,057
5,380	S	Kroger Co.	106,147
1,207	S	Lorillard, Inc.	91,744
1,060	S	McCormick & Co., Inc.	42,262
1,700	S	Mead Johnson Nutrition Co.	88,723
1,260	S	Molson Coors Brewing Co.	54,886
13,757	S	PepsiCo, Inc.	882,924
15,900	S	Philip Morris International, Inc.	817,896
24,620	S	Procter & Gamble Co.	1,469,075
1,460	S	Reynolds American, Inc.	79,628
3,330	S	Safeway, Inc.	62,604
5,550	S	Sara Lee Corp.	80,142
1,800	S	Supervalu, Inc.	17,496
4,860	S	Sysco Corp.	133,601
2,620	S	Tyson Foods, Inc.	42,916
8,220	S	Walgreen Co.	220,954
17,770	S	Wal-Mart Stores, Inc.	890,988
1,460	@, S	Whole Foods Market, Inc.	50,793
			9,510,318
		Energy: 10.4%
4,200	S	Anadarko Petroleum Corp.	193,158
2,990	S	Apache Corp.	268,652
3,588	S	Baker Hughes, Inc.	134,837
850	S	Cabot Oil & Gas Corp.	23,664
2,050	@, S	Cameron International Corp.	75,399
5,400	S	Chesapeake Energy Corp.	111,672
17,180	S	Chevron Corp.	1,274,069
12,760	S	ConocoPhillips	669,007
1,870	S	Consol Energy, Inc.	60,214
3,400	@, S	Denbury Resources, Inc.	50,116
3,700	S	Devon Energy Corp.	223,036
600	S	Diamond Offshore Drilling	34,908
5,850	S	El Paso Corp.	66,632
2,050	S	EOG Resources, Inc.	178,084
1,200	S	EQT Corp.	39,120
43,418	S	ExxonMobil Corp.	2,568,609
1,000	@, S	FMC Technologies, Inc.	61,850
7,530	S	Halliburton Co.	212,421
900	S	Helmerich & Payne, Inc.	33,336
2,520	S	Hess Corp.	126,630
5,850	S	Marathon Oil Corp.	178,367
850	S	Massey Energy Co.	24,438
1,630	S	Murphy Oil Corp.	87,303
2,420	@, S	Nabors Industries Ltd.	37,946
3,510	S	National Oilwell Varco, Inc.	131,941
1,470	S	Noble Energy, Inc.	102,577
7,010	S	Occidental Petroleum Corp.	512,291
2,220	S	Peabody Energy Corp.	95,016
950	S	Pioneer Natural Resources Co.	54,929
1,500		QEP Resources, Inc.	43,545

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Energy (continued)
1,260	S	Range Resources Corp.	$42,601
940	@, S	Rowan Cos., Inc.	24,167
11,541	S	Schlumberger Ltd.	615,482
2,850	@, S	Southwestern Energy Co.	93,252
5,380	S	Spectra Energy Corp.	109,429
960	S	Sunoco, Inc.	32,333
1,160	S	Tesoro Corp.	13,027
4,720	S	Valero Energy Corp.	74,434
4,810	S	Williams Cos., Inc.	87,205
			8,765,697
		Financials: 13.8%
2,800		ACE Ltd.	149,716
3,900	S	Aflac, Inc.	184,275
4,490	S	Allstate Corp.	123,924
10,250	S	American Express Co.	408,668
1,111	@, S	American International Group, Inc.	37,696
2,150	S	Ameriprise Financial, Inc.	93,697
2,190	S	AON Corp.	79,366
940	S	Assurant, Inc.	34,366
85,982	S	Bank of America Corp.	1,070,476
10,130	S	Bank of New York Mellon Corp.	245,855
5,790	S	BB&T Corp.	128,075
14,100	@, S	Berkshire Hathaway, Inc.	1,110,798
3,810	S	Capital One Financial Corp.	144,247
2,230	@, S	CB Richard Ellis Group, Inc.	36,617
8,200	S	Charles Schwab Corp.	104,632
2,710	S	Chubb Corp.	149,375
1,280	S	Cincinnati Financial Corp.	34,150
193,520	@, S	Citigroup, Inc.	719,894
590	S	CME Group, Inc.	146,367
1,560	S	Comerica, Inc.	53,680
4,500	S	Discover Financial Services	65,295
1,670	@	E*Trade Financial Corp.	20,725
790	S	Federated Investors, Inc.	16,472
6,570	S	Fifth Third Bancorp.	72,599
1,858	@, S	First Horizon National Corp.	18,729
1,240	S	Franklin Resources, Inc.	119,672
4,180	@, S	Genworth Financial, Inc.	45,269
4,460	S	Goldman Sachs Group, Inc.	610,752
3,740	S	Hartford Financial Services Group, Inc.	75,398
3,920	S	Hudson City Bancorp., Inc.	45,178
6,010	S	Huntington Bancshares, Inc.	31,793
640	@, S	IntercontinentalExchange, Inc.	61,158
3,900	@, S	Invesco Ltd.	70,590
1,610	S	Janus Capital Group, Inc.	14,619
34,034	S	JP Morgan Chase & Co.	1,237,476
7,380	S	Keycorp	54,391
1,430	S	Legg Mason, Inc.	36,222
1,650	@, S	Leucadia National Corp.	35,228
2,520	S	Lincoln National Corp.	58,867
2,876	S	Loews Corp.	101,063
720	S	M&T Bank Corp.	61,661
4,520	S	Marsh & McLennan Cos., Inc.	107,214
4,420	S	Marshall & Ilsley Corp.	28,951
7,500	S	Metlife, Inc.	282,000
1,680	S	Moody’s Corp.	35,515
11,730	S	Morgan Stanley	289,614
1,150	@, S	Nasdaq Stock Market, Inc.	20,597
1,950	S	Northern Trust Corp.	89,973
2,120	S	NYSE Euronext	58,809
3,050	S	People’s United Financial, Inc.	38,796
4,415	S	PNC Financial Services Group, Inc.	224,988
2,720	S	Principal Financial Group, Inc.	62,696
5,550	S	Progressive Corp.	109,890
3,850	S	Prudential Financial, Inc.	194,695
9,950	S	Regions Financial Corp.	63,979
4,000	@, S	SLM Corp.	44,200
4,260	S	State Street Corp.	149,441
4,210	S	SunTrust Bank	94,683
2,120	S	T. Rowe Price Group, Inc.	92,814
690	S	Torchmark Corp.	34,052
4,210	S	Travelers Cos., Inc.	206,206
2,790	S	UnumProvident Corp.	55,940
16,440	S	US Bancorp.	341,952
44,623	S	Wells Fargo & Co.	1,050,872
2,880		XL Group PLC	51,581
1,440	S	Zions Bancorp.	26,539
			11,665,028
		Health Care: 11.2%
13,210	S	Abbott Laboratories	651,781
3,520	S	Aetna, Inc.	94,054
2,600	S	Allergan, Inc.	159,692

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
2,360	S	AmerisourceBergen Corp.	$64,381
8,210	@, S	Amgen, Inc.	419,038
4,980	S	Baxter International, Inc.	211,949
1,950	S	Becton Dickinson & Co.	132,971
2,220	@, S	Biogen Idec, Inc.	119,436
12,630	@, S	Boston Scientific Corp.	65,550
14,640	S	Bristol-Myers Squibb Co.	381,811
3,010	S	Cardinal Health, Inc.	90,180
1,555	@, S	CareFusion Corp.	33,557
3,780	@, S	Celgene Corp.	194,746
700	@, S	Cephalon, Inc.	39,627
600	@, S	Cerner Corp.	43,710
2,220	S	Cigna Corp.	71,528
1,160	@, S	Coventry Health Care, Inc.	22,446
790	S	CR Bard, Inc.	60,696
850	@, S	DaVita, Inc.	54,927
1,150	S	Densply International, Inc.	31,993
8,420	S	Eli Lilly & Co.	282,575
4,600	@, S	Express Scripts, Inc.	195,960
2,540	@, S	Forest Laboratories, Inc.	69,317
2,220	@, S	Genzyme Corp.	155,644
7,450	@, S	Gilead Sciences, Inc.	237,357
1,460	@, S	Hospira, Inc.	74,986
1,460	@, S	Humana, Inc.	69,773
350	@, S	Intuitive Surgical, Inc.	92,761
23,570	S	Johnson & Johnson	1,343,961
2,050	@, S	King Pharmaceuticals, Inc.	17,856
840	@, S	Laboratory Corp. of America Holdings	61,001
1,577	@, S	Life Technologies Corp.	67,448
2,350	S	McKesson Corp.	136,418
3,820	@, S	Medco Health Solutions, Inc.	166,094
9,430	S	Medtronic, Inc.	296,856
26,645	S	Merck & Co., Inc.	936,838
2,640	@, S	Mylan Laboratories	45,302
810	S	Patterson Cos., Inc.	20,485
960	S	PerkinElmer, Inc.	20,170
69,017	S	Pfizer, Inc.	1,099,441
1,260	S	Quest Diagnostics	54,810
2,690	@, S	St. Jude Medical, Inc.	92,993
2,400	S	Stryker Corp.	103,656
3,600	@, S	Tenet Healthcare Corp.	14,112
3,430	@, S	Thermo Fisher Scientific, Inc.	144,472
9,440	S	UnitedHealth Group, Inc.	299,437
1,060	@, S	Varian Medical Systems, Inc.	56,434
790	@, S	Waters Corp.	47,811
940	@, S	Watson Pharmaceuticals, Inc.	40,486
3,540	@, S	WellPoint, Inc.	175,867
1,750	@, S	Zimmer Holdings, Inc.	82,548
			9,446,942
		Industrials: 10.1%
6,150	S	3M Co.	483,083
940	S	Avery Dennison Corp.	30,569
6,570	S	Boeing Co.	401,624
5,280	S	Caterpillar, Inc.	344,045
1,470	S	CH Robinson Worldwide, Inc.	95,535
1,060	S	Cintas Corp.	27,019
3,330	S	CSX Corp.	166,134
1,650	S	Cummins, Inc.	122,777
4,400	S	Danaher Corp.	159,852
3,530	S	Deere & Co.	223,343
1,560	S	Dover Corp.	69,826
400	S	Dun & Bradstreet Corp.	26,360
1,460	S	Eaton Corp.	101,441
6,290	S	Emerson Electric Co.	293,429
1,060	S	Equifax, Inc.	31,238
1,800	S	Expeditors International Washington, Inc.	71,262
1,100	S	Fastenal Co.	49,797
2,640	S	FedEx Corp.	206,052
400	S	Flowserve Corp.	35,752
1,480	S	Fluor Corp.	66,097
3,280	S	General Dynamics Corp.	183,254
91,410	S	General Electric Co.	1,323,617
1,060	S	Goodrich Corp.	72,589
6,570	S	Honeywell International, Inc.	256,821
3,280	S	Illinois Tool Works, Inc.	135,333
1,500	S	Iron Mountain, Inc.	30,420
1,600	S	ITT Corp.	68,000
1,010	@, S	Jacobs Engineering Group, Inc.	35,027
920	S	L-3 Communications Holdings, Inc.	61,272
2,730	S	Lockheed Martin Corp.	189,790
3,010	S	Masco Corp.	31,575
3,030	S	Norfolk Southern Corp.	162,650

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
2,500	S	Northrop Grumman Corp.	$135,300
3,010	S	Paccar, Inc.	123,380
960	S	Pall Corp.	32,822
1,440	S	Parker Hannifin Corp.	85,190
1,700	S	Pitney Bowes, Inc.	32,708
1,160	S	Precision Castparts Corp.	131,289
1,800	@, S	Quanta Services, Inc.	32,292
3,130	S	Raytheon Co.	137,470
2,665	S	Republic Services, Inc.	78,431
1,260	S	Robert Half International, Inc.	27,191
1,160	S	Rockwell Automation, Inc.	59,322
1,280	S	Rockwell Collins, Inc.	69,030
800	S	Roper Industries, Inc.	46,464
1,700	S	RR Donnelley & Sons Co.	25,747
350	S	Ryder System, Inc.	13,430
530	S	Snap-On, Inc.	21,852
6,220	S	Southwest Airlines Co.	68,731
700	@, S	Stericycle, Inc.	45,850
2,350	S	Textron, Inc.	40,115
4,200		Tyco International Ltd.	156,576
4,240	S	Union Pacific Corp.	309,266
8,440	S	United Parcel Service, Inc. - Class B	538,472
8,070	S	United Technologies Corp.	526,245
4,020	S	Waste Management, Inc.	133,022
520	S	WW Grainger, Inc.	55,011
			8,480,789
		Information Technology: 17.4%
4,390	@, S	Adobe Systems, Inc.	121,866
4,660	@, S	Advanced Micro Devices, Inc.	26,189
2,890	@, S	Agilent Technologies, Inc.	77,943
1,480	@, S	Akamai Technologies, Inc.	68,184
2,540	S	Altera Corp.	62,662
1,500	S	Amphenol Corp.	61,080
2,490	S	Analog Devices, Inc.	69,421
7,730	@, S	Apple, Inc.	1,881,250
11,180	S	Applied Materials, Inc.	116,160
1,950	@, S	Autodesk, Inc.	54,113
4,220	S	Automatic Data Processing, Inc.	162,934
1,580	@, S	BMC Software, Inc.	56,975
3,600	S	Broadcom Corp.	107,892
3,310	S	CA, Inc.	59,613
48,840	@, S	Cisco Systems, Inc.	979,242
1,580	@, S	Citrix Systems, Inc.	91,545
2,540	@, S	Cognizant Technology Solutions Corp.	146,317
1,280	S	Computer Sciences Corp.	50,957
1,920	@, S	Compuware Corp.	13,786
13,030	S	Corning, Inc.	204,310
14,410	@, S	Dell, Inc.	169,606
9,430	@, S	eBay, Inc.	219,153
2,700	@, S	Electronic Arts, Inc.	41,148
17,600	@, S	EMC Corp.	321,024
2,480	S	Fidelity National Information Services, Inc.	64,083
400	@, S	First Solar, Inc.	51,140
1,280	@, S	Fiserv, Inc.	64,038
1,200	@, S	Flir Systems, Inc.	30,144
2,020	@, S	Google, Inc. - Class A	909,040
1,100	S	Harris Corp.	46,277
20,060	S	Hewlett-Packard Co.	771,909
47,630	S	Intel Corp.	844,004
10,900	S	International Business Machines Corp.	1,343,207
2,640	@, S	Intuit, Inc.	112,992
1,630	S	Jabil Circuit, Inc.	16,708
1,850	@, S	JDS Uniphase Corp.	17,002
4,370	@, S	Juniper Networks, Inc.	118,864
1,460	S	KLA-Tencor Corp.	40,895
690	@, S	Lexmark International, Inc.	24,143
1,850	S	Linear Technology Corp.	53,003
5,480	@, S	LSI Logic Corp.	22,030
850	S	Mastercard, Inc.	168,606
1,300	@, S	McAfee, Inc.	61,165
1,850	@, S	MEMC Electronic Materials, Inc.	19,037
1,580	S	Microchip Technology, Inc.	43,750
7,120	@, S	Micron Technology, Inc.	46,031
64,920	S	Microsoft Corp.	1,524,296
1,060	S	Molex, Inc.	18,709
1,010	@, S	Monster Worldwide, Inc.	11,140
19,410	@, S	Motorola, Inc.	146,157
2,000	S	National Semiconductor Corp.	25,220
2,890	@, S	NetApp, Inc.	116,872
2,910	@, S	Novell, Inc.	16,354
790	@, S	Novellus Systems, Inc.	18,407
4,740	@, S	Nvidia Corp.	44,224

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
33,550	S	Oracle Corp.	$734,074
2,740	S	Paychex, Inc.	68,199
960	@, S	QLogic Corp.	14,299
14,030	S	Qualcomm, Inc.	537,489
1,600	@, S	Red Hat, Inc.	55,280
2,500	@, S	SAIC, Inc.	37,200
950	@, S	Salesforce.com, Inc.	104,386
1,950	@, S	Sandisk Corp.	64,818
6,660	@, S	Symantec Corp.	90,776
3,130	S	Tellabs, Inc.	22,223
1,480	@, S	Teradata Corp.	48,455
1,530	@, S	Teradyne, Inc.	13,739
10,160	S	Texas Instruments, Inc.	233,985
1,680	S	Total System Services, Inc.	23,856
1,580	@, S	VeriSign, Inc.	46,025
3,800	S	Visa, Inc.	262,124
1,900	@, S	Western Digital Corp.	45,885
5,620	S	Western Union Co.	88,122
11,598	S	Xerox Corp.	97,887
2,220	S	Xilinx, Inc.	53,613
9,830	@, S	Yahoo!, Inc.	128,576
			14,723,828
		Materials: 3.4%
1,760	S	Air Products & Chemicals, Inc.	130,293
700	S	Airgas, Inc.	46,060
950	S	AK Steel Holding Corp.	12,103
8,440	S	Alcoa, Inc.	86,172
790	S	Allegheny Technologies, Inc.	32,169
790	S	Ball Corp.	44,303
890	S	Bemis Co.	25,694
600	S	CF Industries Holdings, Inc.	55,500
1,100	S	Cliffs Natural Resources, Inc.	67,309
9,700	S	Dow Chemical Co.	236,389
590	S	Eastman Chemical Co.	36,315
1,980	S	Ecolab, Inc.	93,852
7,530	S	EI Du Pont de Nemours & Co.	306,998
600	S	FMC Corp.	37,368
3,870	S	Freeport-McMoRan Copper & Gold, Inc.	278,563
690	S	International Flavors & Fragrances, Inc.	31,526
3,630	S	International Paper Co.	74,270
1,480	S	MeadWestvaco Corp.	32,205
4,540	S	Monsanto Co.	239,031
4,200	S	Newmont Mining Corp.	257,544
2,620	S	Nucor Corp.	96,364
1,300	@, S	Owens-Illinois, Inc.	32,578
1,060	@, S	Pactiv Corp.	34,005
1,480	S	PPG Industries, Inc.	97,428
2,640	S	Praxair, Inc.	227,119
1,280	S	Sealed Air Corp.	26,253
790	S	Sherwin-Williams Co.	55,600
960	S	Sigma-Aldrich Corp.	51,043
740	@, S	Titanium Metals Corp.	13,409
1,210	S	United States Steel Corp.	51,437
1,040	S	Vulcan Materials Co.	38,230
1,820	S	Weyerhaeuser Co.	28,574
			2,875,704
		Telecommunication Services: 3.1%
3,430	@, S	American Tower Corp.	160,730
50,580	S	AT&T, Inc.	1,367,177
2,579	S	CenturyTel, Inc.	93,257
8,417	S	Frontier Communications Corp.	65,063
2,100	@, S	MetroPCS Communications, Inc.	18,774
12,460	S	Qwest Communications International, Inc.	70,399
24,870	@, S	Sprint Nextel Corp.	101,470
24,170	S	Verizon Communications, Inc.	713,257
4,000	S	Windstream Corp.	46,140
			2,636,267
		Utilities: 3.6%
5,530	@, S	AES Corp.	56,627
1,230	S	Allegheny Energy, Inc.	27,737
2,000	S	Ameren Corp.	56,140
3,930	S	American Electric Power Co., Inc.	139,161
3,490	S	CenterPoint Energy, Inc.	51,617
1,950	S	CMS Energy Corp.	34,125
2,420	S	Consolidated Edison, Inc.	115,023
1,730	S	Constellation Energy Group, Inc.	50,741
4,890	S	Dominion Resources, Inc.	209,096
1,480	S	DTE Energy Co.	69,338
10,990	S	Duke Energy Corp.	188,918
2,680	S	Edison International	90,450
1,650	S	Entergy Corp.	130,086
5,480	S	Exelon Corp.	223,146

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
2,540	S	FirstEnergy Corp.		$92,786
690	S	Integrys Energy Group, Inc.		33,431
3,530		NextEra Energy, Inc.		189,667
320	S	Nicor, Inc.		13,533
2,320	S	NiSource, Inc.		40,229
1,550	S	Northeast Utilities		44,904
2,100	@, S	NRG Energy, Inc.		42,672
900	S	Oneok, Inc.		38,619
3,110	S	Pacific Gas & Electric Co.		145,424
1,880	S	Pepco Holdings, Inc.		33,746
890	S	Pinnacle West Capital Corp.		35,467
3,860	S	PPL Corp.		104,838
2,420	S	Progress Energy, Inc.		103,842
4,220	S	Public Service Enterprise Group, Inc.		134,871
900	S	SCANA Corp.		35,127
2,070	S	Sempra Energy		105,404
6,970	S	Southern Co.		255,729
1,800	S	TECO Energy, Inc.		30,384
970	S	Wisconsin Energy Corp.		54,068
3,780	S	Xcel Energy, Inc.		84,332
				3,061,278
		Total Common Stock
		(Cost $88,211,556)		79,351,924
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Financials: 1.3%
960	S	Apartment Investment & Management Co.		19,622
689	S	AvalonBay Communities, Inc.		72,497
1,090	S	Boston Properties, Inc.		88,726
2,420	S	Equity Residential		110,909
2,450	S	HCP, Inc.		86,289
1,050	S	Health Care Real Estate Investment Trust, Inc.		48,237
5,521	S	Host Hotels & Resorts, Inc.		72,491
3,400	S	Kimco Realty Corp.		50,694
1,280	S	Plum Creek Timber Co., Inc.		44,122
3,970	S	Prologis		43,075
1,160	S	Public Storage, Inc.		113,703
2,540	S	Simon Property Group, Inc.		229,743
1,250	S	Ventas, Inc.		63,138
1,269	S	Vornado Realty Trust		102,865
		Total Real Estate Investment Trusts
		(Cost $1,106,086)		1,146,111
		Total Long-Term Investments
		(Cost $89,317,642)		80,498,035
SHORT-TERM INVESTMENTS: 0.2%
		Affiliated Mutual Fund: 0.2%
134,000		ING Institutional Prime Money Market Fund - Class I		134,000
		Total Short-Term Investments
		(Cost $134,000)		134,000
		Total Investments in Securities
		(Cost $89,451,642)*	95.5%	$80,632,035
		Other Assets and Liabilities - Net	4.5	3,821,285
		Net Assets	100.0%	$84,453,320

@	Non-income producing security
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $96,015,176.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,804,045
	Gross Unrealized Depreciation	(19,187,186)
	Net Unrealized Depreciation	$(15,383,141)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010
Asset Table
Investments, at value
Common Stock*	$79,351,924	$—	$—	$79,351,924
Real Estate Investment Trusts	1,146,111	—	—	1,146,111
Short-Term Investments	134,000	—	—	134,000
Total Investments, at value	$80,632,035	$—	$—	$80,632,035
Other Financial Instruments+:
Futures	383,237	—	—	383,237
Total Assets	$81,015,272	$—	$—	$81,015,272

Liabilities Table
Other Financial Instruments+:
Futures	(1,451,818)	—	—	(1,451,818)
Total Liabilities	$(1,451,818)	$—	$—	$(1,451,818)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

ING Tactical Asset Allocation Fund Open Futures Contracts on August 31, 2010:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Amsterdam Exchanges Index	71	09/17/10	$5,688,206	$(186,226)
CAC40® 10 Euro	70	09/17/10	3,091,901	(134,956)
FTSE/MIB Index	52	09/17/10	6,499,753	(268,350)
IBEX 35® Index	19	09/17/10	2,450,273	(36,498)
FTSE 100 Index	17	09/17/10	1,356,136	(36,460)
Long Gilt	44	12/29/10	8,452,610	50,008
MSCI Singapore Index (SGX)	29	09/29/10	1,489,045	15,227
S&P 500 E-Mini	2	09/17/10	104,830	2,526
S&P 500 E-Mini	3	12/17/10	156,495	(1,021)
S&P 500®	14	09/16/10	3,669,050	737
U.S. Treasury 10-Year Note	68	12/21/10	8,542,500	17,093
			$41,500,799	$(577,920)
Short Contracts
ASX SPI 200® Index	20	09/16/10	$1,951,565	$45,267
Australia 10-Year Bond	87	09/15/10	8,497,104	(337,430)
Canada 10-Year Bond	6	12/20/10	710,592	(3,553)
S&P/TSX 60 Index	31	09/16/10	4,031,003	(79,112)
Swiss Federal Bond	63	09/08/10	8,981,650	(233,353)
DAX Index	2	09/17/10	374,441	(4,282)
Hang Seng Index	8	09/29/10	1,044,898	14,626
Japan 10-Year Bond (TSE)	6	09/09/10	10,212,356	(130,577)
OMXS30™ Index	428	09/17/10	5,865,671	237,753
			$41,669,280	$(490,661)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of August 31, 2010:

Derivatives Fair Value*
Equity contracts	$(430,769)
Interest rate contracts	(637,812)
Total	$(1,068,581)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 15, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 15, 2010